John Hancock
Equity Funds
CLASS A, CLASS B AND CLASS C SHARES
Balanced Fund
Classic Value Fund
Classic Value Fund II
Core Equity Fund
Large Cap Equity Fund
Large Cap Select Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund
Prospectus
5.1.2007
as revised 3.1.2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview
John Hancock Equity Funds
These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.
Who may want to invest
These funds may be appropriate for investors who:
▪	have longer time horizons;

▪	want to diversify their portfolios;

▪	are seeking funds for the equity portion of an asset allocation portfolio;

▪	are investing for retirement or other goals that are many years in the future.
Equity funds may NOT be appropriate if you:
▪	are investing with a shorter time horizon in mind;

▪	are uncomfortable with an investment that may go up and down in value.
Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.
The management firm
All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:
Goal and strategy
The fund’s particular investment goals and the strategies it intends to use in pursuing those goals
Past performance
The fund’s total return, measured year-by-year and over time
Main risks
The major risk factors associated with the fund
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses

Balanced Fund
GOAL AND STRATEGY
The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.
With regard to the fund’s equity securities, the management team looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The management team uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.
The management team then looks for a positive catalyst in a company’s near-term outlook that they believe will accelerate earnings or improve the value of the company’s assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company’s products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The management team also considers an issuer’s dividend-paying prospects and overall financial strength.
The fund’s debt securities are used to enhance current income and provide some added stability. The fund’s investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.
Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).
In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns
Best quarter: Q4 ’98, 11.40%
Worst quarter: Q2 ’02, -12.88%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of
	1 year	5 years	10 years	Class C
Class A before tax	8.09%	4.82%	5.35%	—
Class A after tax on distributions	5.87%	3.71%	3.88%	—
Class A after tax on distributions, with sale	5.53%	3.53%	3.83%	—
Class B before tax	7.97%	4.85%	5.30%	—
Class C before tax (began 5-3-99)	11.96%	5.18%	—	2.03%

Standard & Poor’s 500 Index	15.79%	6.19%	8.42%	2.22%
Lehman Brothers Government/Credit Bond Index	3.78%	5.17%	6.26%	5.81%

4

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	0.38%	0.38%	0.38%
Total fund operating expenses	1.28%	1.98%	1.98%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$624	$886	$1,167	$1,968
Class B with redemption	$701	$921	$1,268	$2,126
Class B without redemption	$201	$621	$1,068	$2,126
Class C with redemption	$301	$621	$1,068	$2,306
Class C without redemption	$201	$621	$1,068	$2,306

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions
Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers
Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers
Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issues
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	SVBAX
	CUSIP	47803P104
	Newspaper	BalA
	SEC number	811-0560
	JH fund number	36

Class B	Ticker	SVBBX
	CUSIP	47803P203
	Newspaper	BalB
	SEC number	811-0560
	JH fund number	136

Class C	Ticker	SVBCX
	CUSIP	47803P708
	Newspaper	—
	SEC number	811-0560
	JH fund number	536

5

Classic Value Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
▪	cheap on the basis of current price to estimated normal level of earnings

▪	current earnings below normal levels

▪	a sound plan to restore earnings to normal

▪	a sustainable business advantage
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund’s risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund’s predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.
Class A, total returns
Best quarter: Q2 ’99, 30.73%
Worst quarter: Q3 ’98, -21.97%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of	Life of
	1 year	5 years	10 years	Class B	Class C
Class A before tax (began 6-24-96)	10.69%	11.92%	12.26%	—	—
Class A after tax on distributions	9.86%	11.38%	11.41%	—	—
Class A after tax on distributions, with sale	7.53%	10.17%	10.46%	—	—
Class B before tax (began 11-11-02)	10.68%	—	—	18.61%	—
Class C before tax (began 11-11-02)	14.64%	—	—	—	18.88%

Standard & Poor’s 500 Index*	15.79%	6.19%	8.42%	14.41%	14.41%
Russell 1000 Value Index*	22.24%	10.86%	11.00%	18.85%	18.85%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.

6

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.22%
Total fund operating expenses	1.30%	2.05%	2.05%
Contractual expense reimbursement (at least until 4-30-08)	0.00%	0.00%	0.00%
Net annual operating expenses	1.30%	2.05%	2.05%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$626	$891	$1,177	$1,989
Class B with redemption	$708	$943	$1,303	$2,187
Class B without redemption	$208	$643	$1,103	$2,187
Class C with redemption	$308	$643	$1,103	$2,379
Class C without redemption	$208	$643	$1,103	$2,379

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996
John P. Goetz
Managed fund since it began in 1996
Antonio DeSpirito III
Joined fund team in 2006
Managers share investment strategy and decisions
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	PZFVX
	CUSIP	409902780
	Newspaper	ClassicValA
	SEC number	811-1677
	JH fund number	38

Class B	Ticker	JCVBX
	CUSIP	409902772
	Newspaper	ClassicValB
	SEC number	811-1677
	JH fund number	138

Class C	Ticker	JCVCX
	CUSIP	409902764
	Newspaper	—
	SEC number	811-1677
	JH fund number	538

7

Classic Value Fund II
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.
The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
▪	cheap on the basis of current price to estimated normal level of earnings

▪	current earnings below normal levels

▪	a sound plan to restore earnings to normal

▪	a sustainable business advantage.
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

8

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.19%	1.19%	1.19%
Total fund operating expenses	2.24%	2.99%	2.99%
Contractual expense reimbursement (at least until 4-30-08)	0.94%	0.94%	0.94%
Net annual operating expenses	1.30%	2.05%	2.05%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$626	$1,079	$1,558	$2,876
Class B with redemption	$708	$1,136	$1,690	$3,065
Class B without redemption	$208	$836	$1,490	$3,065
Class C with redemption	$308	$836	$1,490	$3,242
Class C without redemption	$208	$836	$1,490	$3,242

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since inception
John P. Goetz
Managed fund since inception
Antonio DeSpirito III
Managed fund since inception
Managers share investment strategy and decisions.
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	JHVAX
	CUSIP	409902442
	Newspaper	—
	SEC number	811-1677
	JH fund number	35

Class B	Ticker	JHTBX
	CUSIP	409902434
	Newspaper	—
	SEC number	811-1677
	JH fund number	135

Class C	Ticker	JHNCX
	CUSIP	409902426
	Newspaper	—
	SEC number	811-1677
	JH fund number	535

9

Core Equity Fund
GOAL AND STRATEGY
The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.
The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser’s investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:
▪	value, meaning they appear to be underpriced;

▪	improving fundamentals, meaning they show potential for strong growth.
The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.
In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).
In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns
Best quarter: Q4 ’98, 24.17%
Worst quarter: Q3 ’02, -16.89%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of
	1 year	5 years	10 years	Class C
Class A before tax	7.64%	3.75%	6.34%	—
Class A after tax on distributions	7.64%	3.75%	6.02%	—
Class A after tax on distributions, with sale	4.97%	3.22%	5.40%	—
Class B before tax	7.54%	3.74%	6.29%	—
Class C before tax (began 5-1-98)	11.51%	4.08%	—	2.22%

Standard & Poor’s 500 Index*	15.79%	6.19%	8.42%	4.38%
Russell 1000 Index*	15.46%	6.82%	8.64%	4.83%†

*	Prior to December 29, 2006, the fund compared its performance to the Standard & Poor’s 500 Index. The fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.
†	Return as of closest month end to inception date.

10

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.
The fund’s management strategy has a significant influence on fund performance. If the investment research team’s research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.
▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
▪	Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	0.42%	0.42%	0.42%
Total fund operating expenses	1.47%	2.17%	2.17%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$642	$942	$1,263	$2,170
Class B with redemption	$720	$979	$1,364	$2,326
Class B without redemption	$220	$679	$1,164	$2,326
Class C with redemption	$320	$679	$1,164	$2,503
Class C without redemption	$220	$679	$1,164	$2,503

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Independence Investments LLC
Responsible for day-to-day investment management A subsidiary of Convergent Capital Management LLC
Founded in 1982
Supervised by the adviser
PORTFOLIO MANAGERS
John C. Forelli, CFA
Joined fund team in 2004
Jay C. Leu, CFA
Joined fund team in 2004
Managers share investment strategy and decisions
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	JHDCX
	CUSIP	409902707
	Newspaper	CoreEqA
	SEC number	811-1677
	JH fund number	25

Class B	Ticker	JHIDX
	CUSIP	409902806
	Newspaper	CoreEqB
	SEC number	811-1677
	JH fund number	125

Class C	Ticker	JHCEX
	CUSIP	409902863
	Newspaper	CoreEqC
	SEC number	811-1677
	JH fund number	525

11

Large Cap Equity Fund
GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.
In managing the portfolio, the management team looks for companies that are under-valued and/or offer the potential for above-average earnings growth. The management team employs a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.
The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.
The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.
The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the management team looks for the most favorable risk/return ratios.
The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).
In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund’s risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns

Best quarter: Q4 ’99, 31.65%

Worst quarter: Q3 ’01, –24.00%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of
	1 year	5 years	10 years	Class C
Class A before tax	14.20%	1.16%	8.07%	—
Class A after tax on distributions	14.20%	1.14%	6.62%	—
Class A after tax on distributions, with sale	9.23%	0.97%	6.39%	—
Class B before tax	14.32%	1.07%	7.99%	—
Class C before tax (began 5-1-98)	18.32%	1.45%	—	3.70%

Standard & Poor’s 500 Index	15.79%	6.19%	8.42%	4.38%

12

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.
▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
▪	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.625%	0.625%	0.625%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.355%	0.355%	0.355%
Total fund operating expenses	1.23%	1.98%	1.98%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$619	$871	$1,142	$1,914
Class B with redemption	$701	$921	$1,268	$2,113
Class B without redemption	$201	$621	$1,068	$2,113
Class C with redemption	$301	$621	$1,068	$2,306
Class C without redemption	$201	$621	$1,068	$2,306

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979 Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Rejoined fund team in 2004 Day-to-day purchase and sale decisions
Roger C. Hamilton
Joined fund team in 2004 Analysis of specific issuers
Timothy M. Malloy
Joined fund team in 2006 Analysis of specific issuers
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	TAGRX
	CUSIP	41013P103
	Newspaper	LgCpEqA
	SEC number	811-0560
	JH fund number	50

Class B	Ticker	TSGWX
	CUSIP	41013P202
	Newspaper	LgCpEqB
	SEC number	811-0560
	JH fund number	150

Class C	Ticker	JHLVX
	CUSIP	41013P301
	Newspaper	LgCpEqC
	SEC number	811-0560
	JH fund number	550

13

Large Cap Select Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.
In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.
In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.
Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).
In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund’s risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund’s predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns
Best quarter: Q4 ’98, 22.56%
Worst quarter: Q3 ’02, –12.82%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of	Life of
	1 year	5 years	10 years	Class B	Class C
Class A before tax	8.63%	2.10%	7.30%	—	—
Class A after tax on distributions	7.65%	1.58%	6.22%	—	—
Class A after tax on distributions, with sale	6.39%	1.64%	5.99%	—	—
Class B before tax (began 8-25-03)	8.52%	—	—	6.32%	—
Class C before tax (began 8-25-03)	12.52%	—	—	—	7.09%

Standard & Poor’s 500 Index	15.79%	6.19%	8.42%	13.24%	13.24%

14

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.48%	0.48%	0.48%
Total fund operating expenses	1.48%	2.23%	2.23%
Contractual expense reimbursement (at least until 4-30-08)	0.13%	0.13%	0.13%
Net annual operating expenses	1.35%	2.10%	2.10%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$631	$932	$1,256	$2,169
Class B with redemption	$713	$985	$1,383	$2,365
Class B without redemption	$213	$685	$1,183	$2,365
Class C with redemption	$313	$685	$1,183	$2,554
Class C without redemption	$213	$685	$1,183	$2,554

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Shay Assets Management, Inc.
Responsible for day-to-day investment management Founded in 1981 Supervised by the adviser
PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991
Mark F. Trautman
Managed fund since 1993 Managers share investment strategy and decisions
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	MSBFX
	CUSIP	409902749
	Newspaper	—
	SEC number	811-1677
	JH fund number	49

Class B	Ticker	JHLBX
	CUSIP	409902731
	Newspaper	—
	SEC number	811-1677
	JH fund number	149

Class C	Ticker	JHLCX
	CUSIP	409902723
	Newspaper	—
	SEC number	811-1677
	JH fund number	549

15

Small Cap Intrinsic Value Fund
GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.
In managing the portfolio, the management team emphasizes a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.
The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.
The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).
In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund’s risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns

Best quarter: Q4 ’06, 14.82%

Worst quarter: Q3 ’06, –1.77%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Russell 2000 Value Index, an unmanaged index which offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 includes the smallest 2000 securities in the Russell 3000.
Average annual total returns (including sales charge) for periods ending 12-31-06

		Life of	Life of	Life of
	1 year	Class A	Class B	Class C
Class A before tax (began 2-28-05)	22.54%	21.81%	—	—
Class A after tax on distributions	21.65%	19.60%	—	—
Class A after tax on distributions, with sale	14.69%	17.36%	—	—
Class B before tax (began 2-28-05)	23.20%	—	22.72%	—
Class C before tax (began 2-28-05)	27.20%	—	—	24.54%

Russell 2000 Value Index	23.48%	16.24%	16.24%	16.24%

16

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, value stocks could under-perform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.
▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
▪	Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	[2]	5.00%	1.00%

Annual operating expenses[3]	Class A	Class B	Class C
Management fee	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	1.03%	1.03%	1.03%
Total fund operating expenses	2.23%	2.93%	2.93%
Contractual expense reimbursement (at least until 4-30-08)	0.58%	0.58%	0.58%
Net annual operating expenses	1.65%	2.35%	2.35%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$659	$1,109	$1,585	$2,893
Class B with redemption	$738	$1,152	$1,692	$3,045
Class B without redemption	$238	$852	$1,492	$3,045
Class C with redemption	$338	$852	$1,492	$3,211
Class C without redemption	$238	$852	$1,492	$3,211

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”

[3]	Expense information in this table has been restated to reflect current fees.
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Managed fund since it began in 2005
Timothy M. Malloy
Managed fund since it began in 2005
Managers share investment strategy decisions
See page 35 for the management biographies.
F U N D C O D E S

Class A	Ticker	JHIAX
	CUSIP	41013P848
	Newspaper	—
	SEC number	811-0560
	JH fund number	64

Class B	Ticker	JCIBX
	CUSIP	41013P830
	Newspaper	—
	SEC number	811-0560
	JH fund number	164

Class C	Ticker	JSICX
	CUSIP	41013P822
	Newspaper	—
	SEC number	811-0560
	JH fund number	564

17

Sovereign Investors Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor’s 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.
At least 65% of the fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the management team uses fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The management team generally visits companies to evaluate the strength and consistency of their management strategy. Finally, the management team looks for stocks that are reasonably priced relative to their earnings and industry.
The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.
The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).
Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.
In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund’s risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns
Best quarter: Q4 ’98, 15.56%
Worst quarter: Q3 ’02, –13.87%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of
	1 year	5 years	10 years	Class C
Class A before tax	8.96%	2.65%	5.83%	—
Class A after tax on distributions	6.96%	1.73%	4.34%	—
Class A after tax on distributions, with sale	7.94%	1.99%	4.47%	—
Class B before tax	8.92%	2.64%	5.77%	—
Class C before tax (began 5-1-98)	12.90%	2.99%	—	2.47%

Standard & Poor’s 500 Index	15.79%	6.19%	8.42%	4.38%

18

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.
▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
▪	Foreign investments carry additional risks, including inadequate or inaccurate financial information, and social or political instability.
▪	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load)as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	0.27%	0.27%	0.27%
Total fund operating expenses	1.16%	1.86%	1.86%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$612	$850	$1,106	$1,839
Class B with redemption	$689	$885	$1,206	$1,997
Class B without redemption	$189	$585	$1,006	$1,997
Class C with redemption	$289	$585	$1,006	$2,180
Class C without redemption	$189	$585	$1,006	$2,180

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Sovereign Asset Management LLC a division of MFC Global Investment Management (U.S.), LLC
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
John F. Snyder III
Joined fund team in 1983
Barry H. Evans, CFA
Joined fund team in 1996
Managers share investment strategy and decisions
Christopher P. O’Keefe
Joined fund team in 2007
Christopher J. Perry
Joined fund team in 2007
Managers are responsible for analysis of specific issuers
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	SOVIX
	CUSIP	47803P302
	Newspaper	SvInvA
	SEC number	811-0560
	JH fund number	29

Class B	Ticker	SOVBX
	CUSIP	47803P401
	Newspaper	SvInvB
	SEC number	811-0560
	JH fund number	129

Class C	Ticker	SOVCX
	CUSIP	47803P609
	Newspaper	—
	SEC number	811-0560
	JH fund number	529

19

U.S. Global Leaders Growth Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.
The management team considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:
▪	Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns.
▪	Supply consumable products or services so that their revenue streams are recurring.
The management team seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.
As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).
The fund is non-diversified, which allows it to make larger investments in individual companies.
The fund may invest in other types of equity securities and foreign stocks.
In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund’s risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund’s predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class A, total returns

Best quarter: Q4 ’98, 29.43%

Worst quarter: Q3 ’98, –16.69%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.
Average annual total returns (including sales charge) for periods ending 12-31-06

				Life of	Life of
	1 year	5 years	10 years	Class B	Class C
Class A before tax	–3.64%	1.72%	7.79%	—	—
Class A after tax on distributions	–3.64%	1.70%	7.78%	—	—
Class A after tax on distributions, with sale	–2.37%	1.46%	6.90%	—	—
Class B before tax (began 5-20-02)	–4.32%	—	—	1.32%	—
Class C before tax (began 5-20-02)	–0.32%	—	—	—	1.73%
Standard & Poor’s 500 Index*	15.79%	6.19%	8.42%	7.76%	7.76%
Russell 1000 Growth Index*	9.07%	2.69%	5.44%	5.18%	5.18%

*	As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the Fund is being measured against on both the consultant and institutional side.

20

MAIN RISKS The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.
Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

YOUR EXPENSES Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.31%	0.31%	0.31%
Total fund operating expenses	1.31%	2.06%	2.06%
Contractual expense reimbursement (at least until 4-30-08)	0.03%	0.03%	0.03%
Net annual operating expenses	1.28%	2.03%	2.03%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$624	$892	$1,180	$1,998
Class B with redemption	$706	$943	$1,306	$2,195
Class B without redemption	$206	$643	$1,106	$2,195
Class C with redemption	$306	$643	$1,106	$2,387
Class C without redemption	$206	$643	$1,106	$2,387

[1]	A $4.00 fee will be charged for wire redemptions.

[2]	Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Sustainable Growth Advisers, LP
Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser
PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since 1995
George P. Fraise
Joined fund team in 2000
Robert L. Rohn
Joined fund team in 2003
Managers share investment strategy and decisions
See page 35 for the management biographies.
FUND CODES

Class A	Ticker	USGLX
	CUSIP	409902830
	Newspaper	USGlobLdrs
	SEC number	811-1677
	JH fund number	26

Class B	Ticket	USLBX
	CUSIP	409902822
	Newspaper	—
	SEC number	811-1677
	JH fund number	126

Class C	Ticker	USLCX
	CUSIP	409902814
	Newspaper	—
	SEC number	811-1677
	JH fund number	526
YOUR ACCOUNT      21

Your account
CHOOSING A SHARE CLASS
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.
Class A
▪	A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

▪	Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Classic Value II, Large Cap Equity, Large Cap Select and U.S. Global Leaders Growth)
Class B
▪	No front-end sales charge; all your money goes to work for you right away

▪	Distribution and service (12b-1) fees of 1.00%

▪	A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

▪	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses
Class C
▪	No front-end sales charge; all your money goes to work for you right away

▪	Distribution and service (12b-1) fees of 1.00%

▪	A 1.00% contingent deferred sales charge on shares sold within one year of purchase

▪	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment
The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).
For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.
Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:
▪	directly, by the payment of sales commissions, if any, and

▪	indirectly, as a result of the fund paying Rule 12b-1 fees
Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.
The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.
The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.
Rollover program compensation The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.
22      YOUR ACCOUNT

HOW SALES CHARGES ARE CALCULATED
Class A Sales charges are as follows:
Class A sales charges

	As a % of	As a % of your
Your investment	offering price*	investment
Up to $49,999	5.00%	5.26%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See next page

*	Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all R share classes of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds’ Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the funds’ Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds’ transfer agent, at 1-800-225-5291.
Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:
Class A deferred charges on $1 million + investments

CDSC on shares
Your investment	being sold
First $1M – $4,999,999	1.00%
Next $1 – $5M above that	0.50%
Next $1 or more above that	0.25%
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:
Class B deferred charges

CDSC on shares
Years after purchase	being sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	none
Class C deferred charges

Years after purchase	CDSC
1st year	1.00%
After 1st year	none
For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.
SALES CHARGE REDUCTIONS AND WAIVERS
Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
▪	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

▪	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A
YOUR ACCOUNT     23

shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

▪	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.
To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:
▪	to make payments through certain systematic withdrawal plans

▪	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

▪	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

▪	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

▪	to make certain distributions from a retirement plan

▪	because of shareholder death or disability
To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.
To utilize this privilege you must: Contact your financial representative or Signature Services.
Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions:
▪	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

▪	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

▪	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

▪	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

▪	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

▪	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

▪	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

▪	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

▪	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs.

▪	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.
Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund’s books in the shareholder’s name as of November 8, 2002.
Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund’s books in the shareholder’s name as of August 22, 2003.
Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund’s books in the shareholder’s name as of May 17, 2002.
To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
24     YOUR ACCOUNT

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:
▪	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details);

▪	dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details).
OPENING AN ACCOUNT
1	Read this prospectus carefully.
2	Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
▪	All John Hancock funds except the Classic Value Fund
▪	non-retirement account: $1,000

▪	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

▪	group investments: $250

▪	Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

▪	there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC
3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.
4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
5	Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.
For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.
YOUR ACCOUNT     25

Buying shares

	Opening an account	Adding to an account
By check
	▪ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”	▪ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

▪ Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).
▪    Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

▪ Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
	▪ Call your financial representative or Signature Services to request an exchange.	▪ Log on to www.jhfunds.com to process exchanges between funds.

▪ Call EASI-Line for automated service 24 hours a day.

▪ Call your financial representative or Signature Services to request an exchange.

By wire

▪    Deliver your completed application to your financial representative, or mail it to Signature Services.

▪    Obtain your account number by calling your financial representative or Signature Services.

▪    Obtain wiring instructions by calling Signature Services.

Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.
▪    Obtain wiring instructions by calling Signature Services.

▪    Instruct your bank to wire the amount of your investment.

Specify the fund name, your choice of share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
	See “By exchange” and “By wire.”	▪ Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

▪ Complete the “Bank Information” section on your account application.

▪ Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
	See “By exchange” and “By wire.”	▪ Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

▪ Complete the “Bank Information” section on your account application.

▪ Call EASI-Line for automated service 24 hours a day.

▪ Call your financial representative or call Signature Services between 8 A.M. and 7 P.M., Eastern Time, on most business days.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-800-225-5291
Or contact your financial representative for instructions and assistance.
To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”
26     YOUR ACCOUNT

Selling shares

To sell some or all of your shares
By letter
▪ Accounts of any type. ▪ Sales of any amount.
▪   Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

▪   Include all signatures and any additional documents that may be required (see next page).

▪ Mail the materials to Signature Services.

▪ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
	▪ Most accounts. ▪ Sales of up to $100,000.	▪ Log on to www.jhfunds.com to initiate redemptions from your funds.

By phone
	▪ Most accounts. ▪ Sales of up to $100,000.	▪ Call EASI-Line for automated service 24 hours a day. ▪ Call your financial representative or call Signature Services between 8 A.M. and 7 P .M., Eastern Time, on most business days.

By wire or electronic funds transfer (EFT)
▪ Requests by letter to sell any amount. ▪ Requests by Internet or phone to sell up to $100,000.
▪   To verify that the Internet or telephone redemption privilege is in place on an account or to request the form to add it to an existing account, call Signature Services.

▪   Funds requested by wire will generally be wired next business day. A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

▪   Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
▪ Accounts of any type. ▪ Sales of any amount.
▪   Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

▪   Log on to www.jhfunds.com to process exchanges between your funds.

▪ Call EASI-Line for automated service 24 hours a day.

▪ Call your financial representative or Signature Services to request an exchange.
To sell shares through a systematic withdrawal plan, see “Additional investor services.”
YOUR ACCOUNT      27

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
▪	your address of record has changed within the past 30 days;

▪	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC); or

▪	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).	▪ Letter of instruction.
▪ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered. ▪ Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.	▪ Letter of instruction. ▪ Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

▪ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

▪ Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	▪ Letter of instruction.

▪ On the letter, the signature(s) of the trustee(s).

▪ Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

▪ Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	▪ Letter of instruction signed by surviving tenant. ▪ Copy of death certificate.

▪ Medallion signature guarantee if applicable (see above).

▪ Inheritance tax waiver (if applicable).

Executors of shareholder estates.	▪ Letter of instruction signed by executor.

▪ Copy of order appointing executor, certified within the past 12 months.

▪ Medallion signature guarantee if applicable (see above).

▪ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	▪ Call 1-800-225-5291 for instructions.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-800-225-5291
Or contact your financial representative for
instructions and assistance.
28     YOUR ACCOUNT

TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.
Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.
Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.
In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.
Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).
Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds’ judgment, such delay would be in the funds’ best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.
YOUR ACCOUNT     29

Exchange limitation policies The funds’ boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the funds’ ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.
Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund’s portfolio and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease a fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
▪	A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
30     YOUR ACCOUNT

▪	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

▪	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.
Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.
Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:
▪	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

▪	after any changes of name or address of the registered owner(s);

▪	in all other circumstances, every quarter.
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.
Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.
Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.
YOUR ACCOUNT      31

ADDITIONAL INVESTOR SERVICES
Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
▪	Complete the appropriate parts of your account application.

▪	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.
Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
▪	Make sure you have at least $5,000 worth of shares in your account.

▪	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

▪	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

▪	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

▪	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.
Retirement plans John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.
Due to regulations enacted by the Internal Revenue Service, effective September 25, 2007, John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct John Hancock funds on or after September 25, 2007, to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the Statement of Additional Information for more information regarding these restrictions.
Fund securities The funds’ portfolio securities disclosure policy can be found in each fund’s SAI and on the funds’ Web site, www.jhfunds.com. The funds’ Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the funds’ Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds’ Web site.
32       YOUR ACCOUNT

Fund details
BUSINESS STRUCTURE
The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund’s board of trustees oversees the fund’s business activities and retains the services of the various firms that carry out the fund’s operations.
The trustees of the Balanced, Classic Value, Classic Value II, Large Cap Equity, Large Cap Select, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds’ respective investment goals without shareholder approval.
The trustees of Core Equity, Large Cap Equity, Large Cap Select, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund’s 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.
Classic Value II and Core Equity Funds rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
FUND DETAILS     33

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

Fund	% of net assets
Balanced		0.60%
Classic Value	0.83
Classic Value II	0.00	*
Core Equity	0.75
Large Cap Equity	0.625
Large Cap Select	0.62	*
Small Cap Intrinsic Value	0.32	*
Sovereign Investors	0.59
U.S. Global Leaders Growth	0.72	*

*	After expense reimbursement.
A discussion regarding the basis for the board of trustees approving each fund’s investment advisory agreement is available in each fund’s annual or semiannual report to shareholders, as follows:
Annual report dated December 31, 2006 Balanced Fund, Classic Value Fund, Classic Value Fund II, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Small Cap Intrinsic Value Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund
Subadvisers
Independence Investments LLC (Independence), subadvises Core Equity Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of December 31, 2006.
Pzena Investment Management, LLC (PIM) subadvises Classic Value Fund and Classic Value Fund II and was investment adviser to Classic Value Fund’s predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.
Shay Assets Management, Inc. (SAM) subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.5 billion in assets as of December 31, 2006, and was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises Balanced, Large Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.
Sustainable Growth Advisers, LP (SGA) subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of December 31, 2006 were approximately $3.5 billion.
34      FUND DETAILS

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.
Antonio DeSpirito III
Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993
Barry H. Evans, CFA
President, chief fixed income officer and chief operating officer, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John
   Hancock Advisers, LLC (1986–2005)
Began business career in 1986
John C. Forelli, CFA
Senior vice president, Independence Investments LLC
Joined subadviser in 1990
Began business career in 1984
George P. Fraise
Principal, Sustainable Growth Advisers, LP (since 2003)
Executive vice president, Yeager, Wood & Marshall, Inc. (2000–2003)
Began business career in 1987
Jeffrey N. Given, CFA
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 1995
Second vice president, John Hancock
  Advisers, LLC (1993–2005)
Began business career in 1993
John P. Goetz
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
Director of research, Pzena Investment Management, LLC (1996–2005)
Joined subadviser in 1996
Began business career in 1979
Roger C. Hamilton
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president and portfolio manager, John Hancock Advisers, LLC (2003–2005)
Analyst, John Hancock Advisers, LLC(1994–2003)
Began business career in 1980
Timothy E. Keefe, CFA
Executive vice president and chief equity officer, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president and chief equity officer, John Hancock Advisers, LLC (2004–2005)
Partner and portfolio manager, Thomas Weisel Partners (2000–2004)
Began business career in 1987
Jay C. Leu, CFA
Principal and senior vice president, Independence Investments LLC
Joined subadviser in 1997
Began business career in 1987
Timothy M. Malloy
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (2004–2005)
Investment analyst, Thomas Weisel Partners (2000–2004)
Began business career in 1993
Gordon M. Marchand, CFA, CIC
Principal, Sustainable Growth Advisers, LP (since 2003)
Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984–2003)
Began business career in 1977
John J. McCabe
Senior vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1965
Christopher P. O’Keefe
Vice President, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2001
Equity Portfolio Manager and Director of Research, Compu-Val Investments (1995–2001)
Began business career in 1987
Christopher J. Perry
Vice President, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Portfolio Manager and Senior Security Analyst, Turner Investment Partners (1998–2005)
Began business career in 1990
Richard S. Pzena
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
Began business career in 1980
Robert L. Rohn
Principal, Sustainable Growth Advisers, LP (since 2003)
Chairman and chief executive officer, W.P. Stewart, Inc. (1991–2003)
Began business career in 1983
John F. Snyder III
Executive vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock Advisers, LLC (1991– 2005)
Began business career in 1971
Mark F. Trautman
Vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1986
FUND DETAILS     35

FINANCIAL HIGHLIGHTS
These tables detail the performance of each fund’s share classes, including total return information showing how much an investment in the fund has increased or decreased each year.
Balanced Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.02	$9.61	$11.15		$11.67	$12.60
Net investment income[2]	0.23	0.17	0.19		0.13	0.18
Net realized and unrealized gain (loss) on investments	(2.40)	1.56	0.56		1.41	1.54
Total from investment operations	(2.17)	1.73	0.75		1.54	1.72
Less distributions
From net investment income	(0.24)	(0.19)	(0.23)		(0.16)	(0.20)
From net realized gain	—	—	—		(0.45)	(0.73)
	(0.24)	(0.19)	(0.23)		(0.61)	(0.93)
Net asset value, end of period	$9.61	$11.15	$11.67		$12.60	$13.39
Total return[3] (%)	(18.19)	18.21	6.78	[4]	13.36 [4]	13.75 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$85	$88	$86		$92	$111
Ratio of net expenses to average net assets (%)	1.39	1.41	1.35		1.35	1.28
Ratio of gross expenses to average net assets (%)	1.39	1.41	1.39	[4]	1.375	1.28 [5]
Ratio of net investment income to average net assets (%)	2.15	1.70	1.72		1.13	1.35
Portfolio turnover (%)	86	60	56		88	60

CLASS B SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.01	$9.61	$11.15		$11.67	$12.60
Net investment income[2]	0.16	0.10	0.11		0.05	0.09
Net realized and unrealized gain (loss) on investments	(2.40)	1.56	0.56		1.41	1.54
Total from investment operations	(2.24)	1.66	0.67		1.46	1.63
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)		(0.08)	(0.11)
From net realized gain	—	—	—		(0.45)	(0.73)
	(0.16)	(0.12)	(0.15)		(0.53)	(0.84)
Net asset value, end of period	$9.61	$11.15	$11.67		$12.60	$13.39
Total return[3](%)	(18.71)	17.42	6.05	[4]	12.59 [4]	12.97 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$28	$30	$27		$27	$27
Ratio of net expenses to average net assets (%)	2.09	2.11	2.04		2.05	1.97
Ratio of gross expenses to average net assets (%)	2.09	2.11	2.08	[5]	2.07 [5]	1.97 [5]
Ratio of net investment income to average net assets (%)	1.44	1.00	1.03		0.43	0.66
Portfolio turnover (%)	86	60	56		88	60
36     FUND DETAILS

Balanced Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.01	$9.61	$11.15		$11.67	$12.60
Net investment income[2]	0.16	0.10	0.11		0.05	0.09
Net realized and unrealized gain (loss) on investments	(2.40)	1.56	0.56		1.41	1.54
Total from investment operations	(2.24)	1.66	0.67		1.46	1.63
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)		(0.08)	(0.11)
From net realized gain	—	—	—		(0.45)	(0.73)
	(0.16)	(0.12)	(0.15)		(0.53)	(0.84)
Net asset value, end of period	$9.61	$11.15	$11.67		$12.60	$13.39
Total return[3] (%)	(18.71)	17.42	6.04	[4]	12.59 [4]	12.96 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$2	$4	$5		$6	$10
Ratio of net expenses to average net assets (%)	2.09	2.11	2.05		2.05	1.97
Ratio of gross expenses to average net assets (%)	2.09	2.11	2.09	[5]	2.07 [5]	1.97 [5]
Ratio of net investment income to average net assets (%)	1.46	0.99	1.00		0.43	0.64
Portfolio turnover (%)	86	60	56		88	60

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total return would have been lower had certain expenses not been reduced during the periods shown.

[5]	Does not take into consideration expense reductions during the periods shown.
FUND DETAILS     37

Classic Value Fund
Figures for the years ended 12-31-02, 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	4-30-02[1]	12-31-02[2,3]	12-31-03	12-31-04	12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.08	$18.16	$15.07	$20.27	$23.01	$24.64
Net investment income[4]	0.05	0.05	0.20	0.17	0.15	0.23
Net realized and unrealized gain (loss) on investments	2.42	(2.68)	5.25	2.73	1.88	3.84
Total from investment operations	2.47	(2.63)	5.45	2.90	2.03	4.07
Less distributions
From net investment income	(0.06)	(0.02)	(0.13)	(0.09)	(0.10)	(0.19)
From net realized gain	(0.33)	(0.44)	(0.12)	(0.07)	(0.30)	(0.85)
	(0.39)	(0.46)	(0.25)	(0.16)	(0.40)	(1.04)
Net asset value, end of period	$18.16	$15.07	$20.27	$23.01	$24.64	$27.67
Total return[5] (%)	15.67 [6]	(14.00)[6,7]	36.25 [6]	14.28 [6]	8.81 [6]	16.54
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$22	$22	$145	$1,223	$3,017	$5,987
Ratio of net expenses to average net assets (%)	1.25	1.27 [8]	1.16	1.30	1.32	1.30
Ratio of gross expenses to average net assets (%)	2.01 [9]	2.57 [8,9]	1.52 [9]	1.40 [9]	1.36 [9]	1.30
Ratio of net investment income to average net assets (%)	0.34	0.44 [8]	1.13	0.81	0.65	0.89
Portfolio turnover (%)	38	47 [7]	25	16	27	20

CLASS B SHARES PERIOD ENDED	12-31-02[10]		12-31-03		12-31-04		12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.11		$15.05		$20.24		$22.89	$24.42
Net investment income (loss)[4]	—	[11]	0.07		0.01		(0.03)	0.04
Net realized and unrealized gain on investments	0.94		5.24		2.71		1.86	3.79
Total from investment operations	0.94		5.31		2.72		1.83	3.83
Less distributions
From net investment income	—		—	[11]	—		—	—
From net realized gain	—		(0.12)		(0.07)		(0.30)	(0.85)
	—		(0.12)		(0.07)		(0.30)	(0.85)
Net asset value, end of period	$15.05		$20.24		$22.89		$24.42	$27.40
Total return[5] (%)	6.66	[6,7]	35.36	[6]	13.44	[6]	7.99 [6]	15.68
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1		$47		$200		$296	$332
Ratio of net expenses to average net assets (%)	2.10	[8]	1.91		2.05		2.07	2.01
Ratio of gross expenses to average net assets (%)	6.82	[8,9]	2.27	[9]	2.15	[9]	2.11 [9]	2.01
Ratio of net investment income (loss) to average net assets (%)	(0.06)[8]		0.38		0.03		(0.11)	0.17
Portfolio turnover (%)	47	[7]	25		16		27	20
38     FUND DETAILS

Classic Value Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-02[10]		12-31-03		12-31-04		12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.11		$15.05		$20.24		$22.89	$24.42
Net investment income (loss)[4]	—	[11]	0.07		0.01		(0.02)	0.03
Net realized and unrealized gain on investments	0.94		5.24		2.71		1.85	3.79
Total from investment operations	0.94		5.31		2.72		1.83	3.82
Less distributions
From net investment income	—		—	[11]	—		—	—
From net realized gain	—		(0.12)		(0.07)		(0.30)	(0.85)
	—		(0.12)		(0.07)		(0.30)	(0.85)
Net asset value, end of period	$15.05		$20.24		$22.89		$24.42	$27.39
Total return[5] (%)	6.66	[6,7]	35.36	[6]	13.44	[6]	7.99 [6]	15.64
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1		$82		$423		$832	$1,132
Ratio of net expenses to average net assets (%)	2.10	[8]	1.91		2.05		2.07	2.05
Ratio of gross expenses to average net assets (%)	6.82	[8,9]	2.26	[9]	2.15	[9]	2.11 [9]	2.05
Ratio of net investment income (loss) to average net assets (%)	(0.10)[8]		0.39		0.04		(0.10)	0.13
Portfolio turnover (%)	47	[7]	25		16		27	20

[1]	Audited by previous auditors.

[2]	Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

[3]	Effective 12-31-02, the fiscal year changed from April 30 to December 31.

[4]	Based on the average of the shares outstanding.

[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[7]	Not annualized.

[8]	Annualized.

[9]	Does not take into consideration expense reductions during the periods shown.

[10]	Class B and Class C shares began operations on 11-11-02.

[11]	Less that $0.01 per share.
FUND DETAILS     39

Classic Value Fund II
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.40
Total from investment operations	1.43
Less distributions
From net investment income	(0.01)
From net realized gain	(0.03)
	(0.04)
Net asset value, end of period	$11.39
Total return[3] (%)	14.29	[4,7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$39
Ratio of net expenses to average net assets (%)	1.30	[5]
Ratio of gross expenses to average net assets (%)	2.24	[5,6]
Ratio of net investment income to average net assets (%)	0.63	[5]
Portfolio turnover (%)	12	[7]

CLASS B SHARES PERIOD ENDED	12-31-06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	1.40
Total from investment operations	1.39
Less distributions
From net realized gain	(0.03)
Net asset value, end of period	$11.36
Total return[3] (%)	13.86	[4,7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$6
Ratio of net expenses to average net assets (%)	2.05	[5]
Ratio of gross expenses to average net assets (%)	2.99	[5,6]
Ratio of net investment loss to average net assets (%)	(0.11)[5]
Portfolio turnover (%)	12	[7]
40      FUND DETAILS

Classic Value Fund II (continued)

CLASS C SHARES PERIOD ENDED	12-31-06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	1.40
Total from investment operations	1.39
Less distributions
From net realized gain	(0.03)
Net asset value, end of period	$11.36
Total return[3] (%)	13.86	[4,7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$15
Ratio of net expenses to average net assets (%)	2.05	[5]
Ratio of gross expenses to average net assets (%)	2.99	[5,6]
Ratio of net investment loss to average net assets (%)	(0.15)[5]
Portfolio turnover (%)	12	[7]

[1]	Beginning of operations from 7-7-06 through 12-31-06.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Annualized.

[6]	Does not take into consideration expense reductions during the periods shown.

[7]	Not annualized.

FUND DETAILS     41

Core Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-02	12-31-03		12-31-04		12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$26.61	$20.53		$25.39		$27.62		$29.72
Net investment income (loss)[1]	(0.02)	—	[2]	0.10		0.01		0.09
Net realized and unrealized gain (loss) on investments	(6.06)	4.86		2.13		2.09		3.86
Total from investment operations	(6.08)	4.86		2.23		2.10		3.95
Net asset value, end of period	$20.53	$25.39		$27.62		$29.72		$33.67
Total return[3] (%)	(22.85)	23.67		8.78	[4]	7.60	[4]	13.29	[4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$184	$201		$193		$195		$198
Ratio of net expenses to average net assets (%)	1.60	1.61		1.52		1.47		1.47
Ratio of gross expenses to average net assets (%)	1.60	1.61		1.57	[5]	1.52	[5]	1.50	[5]
Ratio of net investment income (loss) to average net assets (%)	(0.10)	(0.02)		0.41		0.03		0.28
Portfolio turnover (%)	64 [6]	70		68		54		78

CLASS B SHARES PERIOD ENDED	12-31-02	12-31-03	12-31-04		12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.71	$19.70	$24.19		$26.12		$27.91
Net investment loss[1]	(0.18)	(0.15)	(0.08)		(0.18)		(0.13)
Net realized and unrealized gain (loss) on investments	(5.83)	4.64	2.01		1.97		3.63
Total from investment operations	(6.01)	4.49	1.93		1.79		3.50
Net asset value, end of period	$19.70	$24.19	$26.12		$27.91		$31.41
Total return[3] (%)	(23.38)	22.79	7.98	[4]	6.85	[4]	12.54	[4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$253	$252	$197		$140		$101
Ratio of net expenses to average net assets (%)	2.30	2.31	2.22		2.18		2.17
Ratio of gross expenses to average net assets (%)	2.30	2.31	2.27	[5]	2.23	[5]	2.20	[5]
Ratio of net investment loss to average net assets (%)	(0.80)	(0.72)	(0.33)		(0.68)		(0.44)
Portfolio turnover (%)	64 [6]	70	68		54		78

42     FUND DETAILS

Core Equity Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-02	12-31-03	12-31-04		12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.70	$19.69	$24.18		$26.11		$27.90
Net investment loss[1]	(0.18)	(0.15)	(0.08)		(0.18)		(0.13)
Net realized and unrealized gain (loss) on investments	(5.83)	4.64	2.01		1.97		3.62
Total from investment operations	(6.01)	4.49	1.93		1.79		3.49
Net asset value, end of period	$19.69	$24.18	$26.11		$27.90		$31.39
Total return[3] (%)	(23.39)	22.80	7.98	[4]	6.86	[4]	12.51	[4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$23	$24	$20		$16		$14
Ratio of net expenses to average net assets (%)	2.30	2.31	2.22		2.18		2.17
Ratio of gross expenses to average net assets (%)	2.30	2.31	2.27	[5]	2.23	[5]	2.20	[5]
Ratio of net investment loss to average net assets (%)	(0.80)	(0.72)	(0.31)		(0.68)		(0.43)
Portfolio turnover (%)	64 [6]	70	68		54		78

[1]	Based on the average of the shares outstanding.

[2]	Less than $0.01 per share.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Does not take into consideration expense reductions during the periods shown.

[6]	Excludes merger activity.

FUND DETAILS     43

Large Cap Equity Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.10	$11.85	$14.61		$15.19		$17.66
Net investment income (loss)[2]	— [3]	0.01	0.06		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(7.23)	2.75	0.54		2.49		3.61
Total from investment operations	(7.23)	2.76	0.60		2.47		3.57
Less distributions
From net investment income	—	—	(0.02)		—		—
From net realized gain	(0.02)	—	—		—		—
	(0.02)	—	(0.02)		—		—
Net asset value, end of period	$11.85	$14.61	$15.19		$17.66		$21.23
Total return[4] (%)	(37.83)	23.29	4.14	[5]	16.26	[5]	20.22	[5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$365	$376	$325		$343		$463
Ratio of net expenses to average net assets (%)	1.28	1.35	1.29		1.25		1.21
Ratio of gross expenses to average net assets (%)	1.28	1.35	1.34	[6]	1.30	[6]	1.23	[6]
Ratio of net investment income (loss) to average net assets (%)	0.02	0.10	0.44		(0.12)		(0.22)
Portfolio turnover (%)	114	140	97		74		78

CLASS B SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.55	$11.42	$13.98		$14.45		$16.67
Net investment loss[2]	(0.11)	(0.08)	(0.05)		(0.13)		(0.18)
Net realized and unrealized gain (loss) on investments	(7.00)	2.64	0.52		2.35		3.40
Total from investment operations	(7.11)	2.56	0.47		2.22		3.22
Less distributions
From net realized gain	(0.02)	—	—		—		—
Net asset value, end of period	$11.42	$13.98	$14.45		$16.67		$19.89
Total return[4] (%)	(38.31)	22.42	3.36	[5]	15.36	[5]	19.32	[5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$290	$267	$196		$153		$118
Ratio of net expenses to average net assets (%)	2.03	2.10	2.04		2.01		1.96
Ratio of gross expenses to average net assets (%)	2.03	2.10	2.09	[6]	2.06	[6]	1.98	[6]
Ratio of net investment loss to average net assets (%)	(0.74)	(0.66)	(0.35)		(0.88)		(0.98)
Portfolio turnover (%)	114	140	97		74		78

44     FUND DETAILS

Large Cap Equity Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]		12-31-05[1]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.55	$11.42	$13.98		$14.45		$16.67
Net investment loss[2]	(0.11)	(0.08)	(0.05)		(0.13)		(0.18)
Net realized and unrealized gain (loss) on investments	(7.00)	2.64	0.52		2.35		3.40
Total from investment operations	(7.11)	2.56	0.47		2.22		3.22
Less distributions
From net realized gain	(0.02)	—	—		—		—
Net asset value, end of period	$11.42	$13.98	$14.45		$16.67		$19.89
Total return[4] (%)	(38.31)	22.42	3.36	[5]	15.36	[5]	19.32	[5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$40	$35	$25		$20		$34
Ratio of net expenses to average net assets (%)	2.03	2.10	2.04		2.01		1.96
Ratio of gross expenses to average net assets (%)	2.03	2.10	2.09	[6]	2.06	[6]	1.98	[6]
Ratio of net investment loss to average net assets (%)	(0.75)	(0.66)	(0.36)		(0.87)		(0.97)
Portfolio turnover (%)	114	140	97		74		78

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Less than $0.01 per share.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[6]	Does not take into consideration expense reductions during the periods shown.

FUND DETAILS     45

Large Cap Select Fund

Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-02[1]	12-31-03[2]	12-31-04	12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.78	$15.27	$17.80	$18.44	$17.60
Net investment income (loss)[3]	— [4]	(0.01)	0.08	0.05	0.08
Net realized and unrealized gain (loss) on investments	(2.83)	2.63	0.84	(0.48)	2.46
Total from investment operations	(2.83)	2.62	0.92	(0.43)	2.54
Less distributions
From net investment income	—	—	(0.07)	(0.04)	(0.08)
From net realized gain	(0.68)	(0.09)	(0.21)	(0.37)	(0.86)
	(0.68)	(0.09)	(0.28)	(0.41)	(0.94)
Net asset value, end of period	$15.27	$17.80	$18.44	$17.60	$19.20
Total return[5,6] (%)	(15.08)	17.15	5.17	(2.38)	14.37
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$50	$55	$65	$58	$60
Ratio of net expenses to average net assets (%)	1.38	1.51	1.34	1.36	1.35
Ratio of gross expenses to average net assets[7] (%)	1.48	1.89	1.44	1.47	1.48
Ratio of net investment income (loss) to average net assets (%)	(0.01)	(0.03)	0.45	0.26	0.46
Portfolio turnover (%)	18	22	13	23	12

CLASS B SHARES PERIOD ENDED	12-31-03[8]		12-31-04	12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.29		$17.76	$18.33	$17.39
Net investment loss[3]	(0.03)		(0.03)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	1.59		0.81	(0.48)	2.41
Total from investment operations	1.56		0.78	(0.57)	2.36
Less distributions
From net realized gain	(0.09)		(0.21)	(0.37)	(0.86)
Net asset value, end of period	$17.76		$18.33	$17.39	$18.89
Total return[5,6] (%)	9.57	[9]	4.40	(3.14)	13.52
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$2		$6	$5	$4
Ratio of net expenses to average net assets (%)	2.13	[10]	2.09	2.11	2.10
Ratio of gross expenses to average net assets[7] (%)	3.02	[10]	2.19	2.22	2.23
Ratio of net investment loss to average net assets (%)	(0.49)[10]		(0.18)	(0.50)	(0.29)
Portfolio turnover (%)	22	[9]	13	23	12

46     FUND DETAILS

Large Cap Select Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-03[8]		12-31-04	12-31-05	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.29		$17.76	$18.33	$17.39
Net investment loss[3]	(0.03)		— [4]	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	1.59		0.78	(0.48)	2.41
Total from investment operations	1.56		0.78	(0.57)	2.36
Less distributions
From net realized gain	(0.09)		(0.21)	(0.37)	(0.86)
Net asset value, end of period	$17.76		$18.33	$17.39	$18.89
Total return[5,6] (%)	9.57	[9]	4.40	(3.14)	13.52
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1		$6	$7	$3
Ratio of net expenses to average net assets (%)	2.13	[10]	2.09	2.11	2.10
Ratio of gross expenses to average net assets[7] (%)	3.02	[10]	2.19	2.22	2.23
Ratio of net investment loss to average net assets (%)	(0.45)[10]		(0.01)	(0.49)	(0.30)
Portfolio turnover (%)	22	[9]	13	23	12

[1]	Audited by previous auditor.

[2]	Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

[3]	Based on the average of the shares outstanding.

[4]	Less than $0.01 per share.

[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[7]	Does not take into consideration expense reductions during the periods shown.

[8]	Class B and Class C shares began operations on 8-25-03.

[9]	Not annualized.

[10]	Annualized.

FUND DETAILS     47

Small Cap Intrinsic Value Fund
Figures for the year ended 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by
PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-05[1,2]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00		$10.86
Net investment loss[3]	(0.01)		(0.07	) [10]
Net realized and unrealized gain on investments	1.72		3.21
Total from investment operations	1.71		3.14
Less Distributions
From net realized gain	(0.85)		(0.30)
Net asset value, end of period	$10.86		$13.70
Total return[4,6](%)	17.28	[5]	28.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$3		$30
Ratio of net expenses to average net assets (%)	1.45	[7]	1.65
Ratio of gross expenses to average net assets[8] (%)	4.89	[7]	2.23
Ratio of net investment loss to average net assets (%)	(0.08)[7]		(0.58)[10]
Portfolio turnover (%)	97	[5]	82

CLASS B SHARES PERIOD ENDED	12-31-05[1,2]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00		$10.81
Net investment loss[3]	(0.05)		(0.16)[10]
Net realized and unrealized gain on investments	1.71		3.20
Total from investment operations	1.66		3.04
Less distributions
From net realized gain	(0.85)		(0.30)
Net asset value, end of period	$10.81		$13.55
Total return[4,6](%)	16.78	[5]	28.20
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[9]	$3
Ratio of net expenses to average net assets (%)	1.95	[7]	2.35
Ratio of gross expenses to average net assets[8](%)	5.39	[7]	2.93
Ratio of net investment loss to average net assets (%)	(0.57)[7]		(1.25)[10]
Portfolio turnover (%)	97	[5]	82

48     FUND DETAILS

Small Cap Intrinsic Value Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-05[1,2]		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00		$10.81
Net investment loss[3]	(0.05)		(0.16)[10]
Net realized and unrealized gain on investments	1.71		3.20
Total from investment operations	1.66		3.04
Less distributions
From net realized gain	(0.85)		(0.30)
Net asset value, end of period	$10.81		$13.55
Total return[4,6](%)	16.78	[5]	28.20
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[9]	$8
Ratio of net expenses to average net assets (%)	1.95	[7]	2.35
Ratio of gross expenses to average net assets[8](%)	5.39	[7]	2.93
Ratio of net investment loss to average net assets (%)	(0.57)[7]		(1.27)[10]
Portfolio turnover (%)	97	[5]	82

[1]	Audited by previous auditor.

[2]	Beginning of operations from 2-28-05 through 12-31-05.

[3]	Based on the average of the shares outstanding during the period.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Not annualized.

[6]	Total return would have been lower had certain expenses not been reduced during the period shown.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the period shown.

[9]	Less than $500,000.

[10]	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.03	0.27%

Class B	0.03	0.27

Class C	0.03	0.27

FUND DETAILS     49

Sovereign Investors Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.88	$15.81	$18.74	$19.54	$18.51
Net investment income[2]	0.24	0.14	0.17	0.18	0.20
Net realized and unrealized gain (loss) on investments	(3.94)	2.93	0.80	0.27	2.51
Total from investment operations	(3.70)	3.07	0.97	0.45	2.71
Less distributions
From net investment income	(0.25)	(0.14)	(0.17)	(0.18)	(0.21)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.37)	(0.14)	(0.17)	(1.48)	(2.28)
Net asset value, end of period	$15.81	$18.74	$19.54	$18.51	$18.94
Total return[3] (%)	(18.68)	19.55	5.23	2.28 [4]	14.67 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$908	$998	$936	$818	$810
Ratio of net expenses to average net assets (%)	1.17	1.24	1.20	1.19	1.16
Ratio of gross expenses to average net assets (%)	1.17	1.24	1.20	1.20 [5]	1.17 [5]
Ratio of net investment income to average net assets (%)	1.36	0.85	0.91	0.92	1.04
Portfolio turnover (%)	85	47	20	30	36

CLASS B SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.86	$15.79	$18.71	$19.49	$18.46
Net investment income[2]	0.12	0.03	0.03	0.04	0.07
Net realized and unrealized gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50
Total from investment operations	(3.82)	2.95	0.83	0.31	2.57
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)
Net asset value, end of period	$15.79	$18.71	$19.49	$18.46	$18.89
Total return[3] (%)	(19.29)	18.75	4.45	1.57 [4]	13.92 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$328	$315	$232	$155	$111
Ratio of net expenses to average net assets (%)	1.87	1.94	1.90	1.89	1.86
Ratio of gross expenses to average net assets (%)	1.87	1.94	1.90	1.90 [5]	1.87 [5]
Ratio of net investment income to average net assets (%)	0.65	0.16	0.18	0.21	0.34
Portfolio turnover (%)	85	47	20	30	36

50     FUND DETAILS

Sovereign Investors Fund (continued)

CLASS C SHARES PERIOD ENDED	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.88	$15.81	$18.73	$19.52	$18.49
Net investment income[2]	0.12	0.03	0.04	0.04	0.07
Net realized and unrealized gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50
Total from investment operations	(3.82)	2.95	0.84	0.31	2.57
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)
Net asset value, end of period	$15.81	$18.73	$19.52	$18.49	$18.92
Total return[3] (%)	(19.27)	18.73	4.50	1.57 [4]	13.90 [4]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$24	$32	$27	$17	$15
Ratio of net expenses to average net assets (%)	1.87	1.94	1.90	1.89	1.86
Ratio of gross expenses to average net assets (%)	1.87	1.94	1.90	1.90 [5]	1.87 [5]
Ratio of net investment income to average net assets (%)	0.67	0.14	0.19	0.21	0.34
Portfolio turnover (%)	85	47	20	30	36

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total return would have been lower had certain expenses not been reduced during the period shown.

[5]	Does not take into consideration expense reductions during the period shown.

FUND DETAILS     51

U.S. Global Leaders Growth Fund
Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED	6-30-02[1,2]	12-31-02[1,3]	12-31-03		12-31-04	12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.98	$24.03	$21.57		$25.72	$27.84		$28.44
Net investment income (loss)[4]	(0.09)	0.01	—	[5]	0.15	(0.04)		—	[5]
Net realized and unrealized gain (loss) on investments	(0.86)	(2.47)	4.15		2.04	0.64		0.41
Total from investment operations	(0.95)	(2.46)	4.15		2.19	0.60		0.41
Less distributions
From net investment income	—	—	—		(0.07)	—		—
Net asset value, end of period	$24.03	$21.57	$25.72		$27.84	$28.44		$28.85
Total return[6] (%)	(3.80) [7]	(10.24)[7,8]	19.24	[7]	8.51	2.16	[7]	1.44	[7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$150	$237	$392		$893	$1,271		$1,263
Ratio of net expenses to average net assets (%)	1.37	1.27 9	1.35		1.32	1.28		1.28
Ratio of gross expenses to average net assets (%)	1.40 [10]	1.36 [9,10]	1.36	[10]	1.32	1.33	[10]	1.32	[10]
Ratio of net investment income (loss) to average net assets (%)	(0.36)	0.079	(0.02)		0.57	(0.14)		—	[5]
Portfolio turnover (%)	3	1 [8]	15		16	28	[11]	34

CLASS B SHARES P E R I O D E N D E D	6-30-02[1,12]	12-31-02[1,3]	12-31-03		12-31-04	12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.81	$24.01	$21.47		$25.41	$27.36		$27.75
Net investment loss[4]	(0.02)	(0.07)	(0.18)		(0.05)	(0.24)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.78)	(2.47)	4.12		2.00	0.63		0.39
Total from investment operations	(1.80)	(2.54)	3.94		1.95	0.39		0.19
Net asset value, end of period	$24.01	$21.47	$25.41		$27.36	$27.75		$27.94
Total return[6] (%)	(6.97)[7,8]	(10.58)[7,8]	18.35	[7]	7.67	1.43	[7]	0.68	[7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$12	$73	$164		$208	$218		$151
Ratio of net expenses to average net assets (%)	2.13 [9]	2.02 [9]	2.10		2.07	2.03		2.03
Ratio of gross expenses to average net assets (%)	2.39 [9,10]	2.11 [9,10]	2.11	[10]	2.07	2.08	[10]	2.07	[10]
Ratio of net investment loss to average net assets (%)	(0.93)[9]	(0.67)[9]	(0.77)		(0.21)	(0.88)		(0.75)
Portfolio turnover (%)	3	1 [8]	15		16	28	[11]	34

52     FUND DETAILS

U.S. Global Leaders Growth Fund (continued)

CLASS C SHARES PERIOD ENDED	6-30-02[1,12]	12-31-02[1,3]	12-31-03		12-31-04	12-31-05		12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.81	$24.01	$21.47		$25.41	$27.36		$27.75
Net investment loss[4]	(0.02)	(0.07)	(0.18)		(0.04)	(0.24)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.78)	(2.47)	4.12		1.99	0.63		0.39
Total from investment operations	(1.80)	(2.54)	3.94		1.95	0.39		0.19
Net asset value, end of period	$24.01	$21.47	$25.41		$27.36	$27.75		$27.94
Total return[6] (%)	(6.97)[7,8]	(10.58)[7,8]	18.35	[7]	7.67	1.43	[7]	0.68	[7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$6	$49	$160		$246	$284		$186
Ratio of net expenses to average net assets (%)	2.12 [9]	2.02 [9]	2.10		2.07	2.03		2.03
Ratio of gross expenses to average net assets (%)	2.38 [9,10]	2.11 [9,10]	2.11	[10]	2.07	2.08	[10]	2.07	[10]
Ratio of net investment loss to average net assets (%)	(0.96)[9]	(0.67)[9]	(0.77)		(0.17)	(0.88)		(0.75)
Portfolio turnover (%)	3	1 [8]	15		16	28	[11]	34

[1]	Audited by previous auditor.

[2]	Effective 5-17-02, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

[3]	Effective 12-31-02, the fiscal year changed from June 30 to December 31.

[4]	Based on the average of the shares outstanding.

[5]	Less than $0.01 per share.

[6]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[7]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[8]	Not annualized.

[9]	Annualized.

[10]	Does not take into consideration expense reductions during the periods shown.

[11]	Excludes merger activity.

[12]	Class B and Class C shares began operations on 5-20-02.

FUND DETAILS     53

Appendix
Historical Performance of Corresponding John Hancock Classic Value Fund
The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, Classic Value Fund (Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)
This Appendix presents historical performance information for the Class A, Class B and Class C shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II’s risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.
Performance information — a bar chart and a table — is presented on the following pages for the shares of Classic Value that correspond to Classic Value II. The bar chart shows how Classic Value’s total return has varied from year to year, while the table shows performance of its Class A, Class B and Class C shares over time (as compared with broad-based market indexes for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.
The Class A, Class B and Class C shares of Classic Value have front-end or deferred sales charges. The Class A, Class B and Class C shares of Classic Value II have the same front-end or deferred sales charges as Classic Value. The other expenses of the Class A, Class B and Class C shares of Classic Value, including their Rule 12b-1 fees, are substantially the same for Classic Value II’s Class A, Class B and Class C shares.
An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

54     APPENDIX

John Hancock Funds: Classic Value Fund
Corresponding to: Classic Value Fund II
Class A, total returns
Best quarter: Q2 ‘99, 30.73%
Worst quarter: Q3 ‘98, -21.97%
After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
MORNINGSTAR RATING™
Overall rating for Classic Value Fund as of December 31, 2006.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class A) was rated 3 stars out of 1,111, 5 stars out of 835 and 5 stars out of 397 large value funds for the 3-, 5- and 10-year periods ended December 31, 2006, respectively.
For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.
The Class A, B and C shares of the Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar RatingTM for the Class A, B and C shares of the corresponding Classic Value Fund.
Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530
PAST PERFORMANCE
The graph shows how Classic Value Fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund’s risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, Classic Value Fund’s predecessor. On November 8, 2002, Classic Value Fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of Classic Value Fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas Classic Value Fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

					Life of	Life of
	1 year	3 year	5 year	10 year	Class B	Class C
Average annual total returns (including sales charge) for periods ending 12-31-06
Class A before tax	10.69%	11.24%	11.92%	12.26%	—	—
Class A after tax on distributions	9.86%	10.76%	11.38%	11.41%	—	—
Class A after tax on distributions, with sale	7.53%	9.52%	10.17%	10.46%	—	—
Class B before tax (began 11-11-02)	10.68%	11.52%	—	—	18.61%	—
Class C before tax (began 11-11-02)	14.64%	12.31%	—	—	—	18.88%
Average annual total returns (without sales charges) for periods ending 12-31-06
Class A before tax	16.54%	13.16%	13.08%	12.84%	—	—
Class A after tax on distributions	15.66%	12.67%	12.53%	11.98%	—	—
Class A after tax on distributions, with sale	11.36%	11.20%	11.20%	10.99%	—	—

Standard & Poor’s 500 Index*	15.79%	10.44%	6.19%	8.42%	14.41%	14.41%
Russell 1000 Value Index*	22.24%	15.09%	10.86%	11.00%	18.85%	18.85%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.

APPENDIX     55

Appendix
Historical Performance of Corresponding MFC Global (U.S.) Small Cap Opportunity Composite
The following table presents the past performance of the MFC Global (U.S.) Small Cap Opportunity Composite performance information (the “Composite”), which consists of an account managed by MFC Global (U.S.), which serves as the subadviser to the John Hancock Small Cap Intrinsic Value Fund (the “Fund”). The Composite is comprised of all fee paying accounts under discretionary management by MFC Global (U.S.) that have investment objectives, policies and strategies substantially similar to those of the Fund. MFC Global (U.S.) has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of MFC Global (U.S.) in managing small cap portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund’s estimated expenses in the Composite would have lowered the Composite’s performance results.
The historical performance of the MFC Global (U.S.) Small Cap Opportunity composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund’s future results.
You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund’s risks. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund’s fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.
Total returns (gross of fees):
Best quarter: Q2 ‘03, 17.88%
Worst quarter: Q3 ‘02, —15.17%
Average annual total returns for periods ending 12-31-06

		Since
	1 year	inception *
SCO Composite — Gross of fees	28.76%	20.81%
SCO Composite — Net of fees	27.50%	19.67%

Russell 2000 ® Index	18.37%	12.50%

*	The Composite’s inception date was December 1, 2001.
Index (reflect no fees or taxes)
Russell 2000 ® Index, an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index, which represents 98% of the investable U.S. equity market.

56     APPENDIX

For more information
Two documents are available that offer further information on John Hancock equity funds:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.
©2007 JOHN HANCOCK FUNDS, LLC DECEQTPN 3/08
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713
In addition, you may visit the funds’ Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.
Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com
Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Equity Funds
INSTITUTIONAL CLASS I
Balanced Fund
Classic Value Fund
Classic Value Fund II
Core Equity Fund
Large Cap Equity Fund
Large Cap Select Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund
Prospectus
5.1.2007
as revised 3.1.2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview
John Hancock Equity Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.
Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.
The management firm
All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:
Goal and strategy
The fund’s particular investment goals and the strategies it intends to use in pursuing those goals
Past performance
The fund’s total return, measured year-by-year and over time
Main risks
The major risk factors associated with the fund
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses

Balanced Fund
GOAL AND STRATEGY
The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.
With regard to the fund’s equity securities, the management team looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The management team uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.
The management team then looks for a positive catalyst in a company’s near-term outlook that they believe will accelerate earnings or improve the value of the company’s assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company’s products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The management team also considers an issuer’s dividend-paying prospects and overall financial strength.
The fund’s debt securities are used to enhance current income and provide some added stability. The fund’s investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents).
However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.
Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).
In abnormal market conditions, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q2 ’03, 9.92%
Worst quarter: Q1 ’03, –0.71%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 3-1-02)	14.29%	6.81%
Class I after tax on distributions	11.76%	5.46%
Class I after tax on distributions, with sale	9.56%	5.11%

Standard & Poor’s 500 Index	15.79%	6.67%
Lehman Brothers Government/Credit Bond Index	3.78%	5.11%

4

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. In addition, if the manager’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
■	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
■	Certain derivatives could produce disproportionate losses.
■	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
■	Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.
■	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.60%
Other expenses	0.20%
Total fund operating expenses	0.80%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$82	$255	$444	$990
SUBADVISER
MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions
Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers
Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers
Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	SVBIX
	CUSIP	47803P807
	Newspaper	—
	SEC number	811-0560
	JH fund number	432

5

Classic Value Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
■	cheap on the basis of current price to estimated normal level of earnings

■	current earnings below normal levels

■	a sound plan to restore earnings to normal

■	a sustainable business advantage
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund’s risks. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q2 ’03, 20.72%
Worst quarter: Q1 ’03, –5.57%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 11-11-02)	17.01%	20.27%
Class I after tax on distributions	15.97%	19.62%
Class I after tax on distributions, with sale	11.66%	17.55%

Standard & Poor’s 500 Index*	15.79%	14.41%
Russell 1000 Value Index*	22.24%	18.85%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.

6

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
■	In a down market, higher-risk securities could become harder to value or to sell at a fair price.
■	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses
Management fee	0.83%
Other expenses	0.11%
Total fund operating expenses	0.94%
Contractual expense reimbursement (at least until 4-30-08)	0.05%
Net annual operating expenses	0.89%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$91	$295	$515	$1,150
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996
John P. Goetz
Managed fund since it began in 1996
Antonio DeSpirito III
Joined fund team in 2006
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	JCVIX
	CUSIP	409902756
	Newspaper	—
	SEC number	811-1677
	JH fund number	438

7

Classic Value Fund II
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.
The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
■	cheap on the basis of current price to estimated normal level of earnings

■	current earnings below normal levels

■	a sound plan to restore earnings to normal

■	a sustainable business advantage
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

8

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
■	In a down market, higher-risk securities could become harder to value or to sell at a fair price.
■	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

Annual operating expenses
Management fee	0.80%
Other expenses	1.08%
Total fund operating expenses	1.88%
Contractual expense reimbursement (at least until 4-30-08)	0.94%
Net annual operating expenses	0.94%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$96	$499	$929	$2,124
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since inception
John P. Goetz
Managed fund since inception
Antonio DeSpirito III
Managed fund since inception
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND            CODES

Class I	Ticker	JHNIX
	CUSIP	409902392
	Newspaper	—
	SEC number	811-1677
	JH fund number	435

9

Core Equity Fund
GOAL AND STRATEGY
The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.
The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser’s investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:
■	value, meaning they appear to be underpriced

■	improving fundamentals, meaning they show potential for strong growth
The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.
In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).
In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q2 ’03, 11.69%
Worst quarter: Q1 ’03, –3.39%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 3-1-02)	13.93%	5.96%
Class I after tax on distributions	13.93%	5.96%
Class I after tax on distributions, with sale	9.05%	5.15%

Standard & Poor’s 500 Index*	15.79%	6.67%
Russell 1000 Index*	15.46%	7.79%†

*	Prior to December 29, 2006, the fund compared its performance to the Standard & Poor’s 500 Index. The fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.

†	Return as of closest month end to inception date.

10

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.
The fund’s management strategy has a significant influence on fund performance. If the investment research team’s research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.75%
Other expenses	0.14%
Total fund operating expenses	0.89%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$91	$284	$493	$1,096
SUBADVISER
Independence Investments LLC
Responsible for day-to-day investment management A subsidiary of Convergent Capital Management LLC Founded in 1982
Supervised by the adviser
PORTFOLIO MANAGERS
John C. Forelli, CFA
Joined fund team in 2004
Jay C. Leu, CFA
Joined fund team in 2004
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	JHCIX
	CUSIP	409902848
	Newspaper	—
	SEC number	811-1677
	JH fund number	423

11

Large Cap Equity Fund
GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.
In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value.
These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.
The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.
The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.
The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.
The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).
In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE

The graph shows the fund’s calendar year total returns, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q2 ’03, 12.52%
Worst quarter: Q2 ’02, –19.74%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns for periods ending 12-31-06

			Life of
	1 year	5 year	Class I
Class I before tax (began 3-1-01)	20.78%	2.85%	1.44%
Class I after tax on distributions	20.78%	2.78%	1.11%
Class I after tax on distributions, with sale	13.50%	2.40%	1.05%

Standard & Poor’s 500 Index	15.79%	6.19%	4.08%

12

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers’ securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

▪	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.625%
Other expenses	0.145%
Total fund operating expenses	0.77%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$79	$246	$428	$954
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions
Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers
Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	JLVIX
	CUSIP	41013P608
	Newspaper	—
	SEC number	811-0560
	JH fund number	450

13

Large Cap Select Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.
In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.
In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.
Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).
In abnormal conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund may not achieve its goal.
PAST PERFORMANCE
The graph shows the fund’s calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q4 ’06, 6.70%
Worst quarter: Q3 ’04, –4.34%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 8-25-03)	14.87%	8.32%
Class I after tax on distributions	13.68%	7.65%
Class I after tax on distributions, with sale	10.49%	6.96%

Standard & Poor’s 500 Index	15.79%	13.24%

14

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.75%
Other expenses	0.33%
Total fund operating expenses	1.08%
Contractual expense reimbursement (at least until 4-30-08)	0.13%
Net fund operating expenses	0.95%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$97	$331	$583	$1,306
SUBADVISER
Shay Assets Management, Inc.
Responsible for day-to-day investment management Founded in 1981
Supervised by the adviser
PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991
Mark F. Trautman
Managed fund since 1993
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	JHLIX
	CUSIP	409902715
	Newspaper	—
	SEC number	811-1677
	JH fund number	449

15

Small Cap Intrinsic Value Fund
GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.
In managing the portfolio, the management team emphasizes a value-oriented, bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.
The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.
The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).
In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q4 ’06, 14.89%
Worst quarter: Q3 ’06, –1.60%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Russell 2000 Index, offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 includes the smallest 2,000 securities in the Russell 3000.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 2-15-05)	29.55%	25.72%
Class I after tax on distributions	28.61%	23.46%
Class I after tax on distributions, with sale	19.25%	20.72%

Russell 2000 Index	18.37%	13.54%

16

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investment that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

▪	Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses1

Management fee	0.90%
Other expenses	0.88%
Total fund operating expenses	1.78%
Contractual expense reimbursement (at least until 4-30-08)	0.58%
Net annual operating expenses	1.20%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$122	$504	$910	$2,047

[1]	Expense information in this table has been restated to reflect current fees.
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Managed fund since it began in 2005
Timothy M. Malloy
Managed fund since it began in 2005
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	JHIIX
	CUSIP	41013P814
	Newspaper	—
	SEC number	811-0560
	JH fund number	464

17

Sovereign Investors Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor’s 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.
At least 65% of the fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.
The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.
The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).
Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.
In abnormal market conditions, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows the fund’s calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q4 ’04, 6.70%
Worst quarter: Q3 ’04, –2.25%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 12-1-03)	15.21%	8.86%
Class I after tax on distributions	12.90%	7.44%
Class I after tax on distributions, with sale	12.11%	7.24%

Standard & Poor’s 500 Index	15.79%	11.58%

18

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including inadequate or inaccurate financial information, and social or political instability.

▪	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.59%
Other expenses	0.12%
Total fund operating expenses	0.71%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$73	$227	$395	$883
SUBADVISER
Sovereign Asset Management LLC a division of MFC Global Investment Management (U.S.), LLC
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
John F. Snyder III
Joined fund team in 1983
Barry H. Evans, CFA
Joined fund team in 1996
Managers share investment strategy and decisions
Christopher P. O’Keefe
Joined fund team in 2007
Christopher J. Perry
Joined fund team in 2007
Managers are responsible for analysis of specific issuers
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	SOIIX
	CUSIP	47803P880
	Newspaper	—
	SEC number	811-0560
	JH fund number	429

19

U.S. Global Leaders Growth Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.
The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:
▪	Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

▪	Supply consumable products or services so that their revenue streams are recurring.
The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.
As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).
The fund is non-diversified, which allows it to make larger investments in individual companies.
The fund may invest in other types of equity securities and foreign stocks.
In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class I, total returns
Best quarter: Q2 ’03, 10.20%
Worst quarter: Q2 ’06, -7.12%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.
Average annual total returns for periods ending 12-31-06

		Life of
	1 year	Class I
Class I before tax (began 5-20-02)	1.88%	2.92%
Class I after tax on distributions	1.88%	2.86%
Class I after tax on distributions, with sale	1.22%	2.47%

Standard & Poor’s 500 Index*	15.79%	7.76%
Russell 1000 Growth Index*	9.07%	5.18%

*	As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the fund is being measured against on both the consultant and institutional side.

20

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.
Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry per- forms poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
■	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

■	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

■	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses
Management fee	0.75%
Other expenses	0.12%
Total fund operating expenses	0.87%
Contractual expense reimbursement (at least until 4-30-08)	0.03%
Net annual operating expenses	0.84%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$86	$275	$479	$1,070
SUBADVISER
Sustainable Growth Advisers, LP
Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser
PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since 1995
George P. Fraise
Joined fund team in 2000
Robert L. Rohn
Joined fund team in 2003
Managers share investment strategy and decisions
See page 31 for the management biographies.
FUND CODES

Class I	Ticker	USLIX
	CUSIP	409902798
	Newspaper	—
	SEC number	811-1677
	JH fund number	426
21

Your account
WHO CAN BUY SHARES
Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — see
OPENING AN ACCOUNT:
■	Retirement and other benefit plans

■	Endowment funds and foundations

■	Any state, county or city, or its instrumentality, department, authority or agency

■	Accounts registered to insurance companies, trust companies and bank trust departments

■	Investment companies both affiliated and not affiliated with the adviser

■	Investors who participate in fee-based, wrap and other investment platform programs

■	Any entity that is considered a corporation for tax purposes

■	Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds
OPENING AN ACCOUNT
1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.
For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:
■	directly, by the payment of sales commissions, if any and

■	indirectly, as a result of the fund paying Rule 12b-1 fees
Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.
22      YOUR ACCOUNT

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.
The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.
YOUR ACCOUNT      23

Buying shares

	Opening an account	Adding to an account
By check
	■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”	■ Make out a check for the investment amount payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).	■ If your account statement has a detachable investment
      slip, please complete in its entirety. If no slip is
      available, include a note specifying the fund name(s),
      your share class, your account number and the name(s)
in which the account is registered.

■ Deliver the check and investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
	■ Call your financial representative or Signature Services to request an exchange.	■ Call your financial representative or Signature Services to request an exchange.

	■ You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.	■ You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
	■ Deliver your completed application to your financial representative or mail it to Signature Services.	■ Obtain wiring instructions by calling Signature Services.
■ Instruct your bank to wire the amount of your investment.
■ Obtain your account number by calling your financial
	representative or Signature Services.	Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Signature Services.

Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
	See “By exchange” and “By wire.”	■ Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern Time on most business days to verify that these features are in place on your account.

■ Call your financial representative or Signature Services
      with the fund name(s), your share class, your account
      number, the name(s) in which the account is registered
and the amount of your investment.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-888-972-8696
Or contact your financial representative for instructions
and assistance.
24      YOUR ACCOUNT

Selling shares

To sell some or all of your shares
By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check or wire will be sent according to your letter of instruction.

■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.
By phone

Amounts up to $100,000:
■ Most accounts.	■ Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 A.M. and 5:00 P .M ., Eastern Time on most business days or your financial representative.

Amounts up to $5 million:

■  Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

■  Redemption proceeds exceeding $100,000 must be wired to your designated bank account.
■  Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).	■ To verify that the telephone redemption privilege is in place on an account or to request the forms to add it to an existing account call Signature Services.
■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
By exchange

■ Sales of any amount.	■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

■ You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

■ Call your financial representative or Signature Services to request an exchange.
YOUR ACCOUNT     25

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
■	your address of record has changed within the past 30 days;

■	you are selling more than $100,000 worth of shares and are requesting payment by check;

■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);
■	you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, broker-dealers, credit unions and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).	■	Letter of instruction.
	■	On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

	■	Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.	■	Letter of instruction.
	■	Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

	■	On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

	■	Medallion signature guarantee if applicable (see above).

Owners or trustees of retirement plan, pension trust and trust accounts.	■	Letter of instruction.
	■	On the letter, the signature(s) of the trustee(s).

	■	Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

	■	Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■	Letter of instruction signed by surviving tenant.

	■	Copy of death certificate.

	■	Medallion signature guarantee if applicable (see above).

	■	Inheritance tax waiver (if applicable).

Executors of shareholder estates.	■	Letter of instruction signed by executor.

	■	Copy of order appointing executor, certified within the past 12 months.

	■	Medallion signature guarantee if applicable (see above).

	■	Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■	Call 1-888-972-8696 for instructions.
Address:

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-888-972-8696
Or contact your financial representative for instructions
and assistance.
26     YOUR ACCOUNT

TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.
Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.
Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.
In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.
Under certain circumstances, an investor who purchases Class I shares in a fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.
Please see the back cover of this prospectus for how to obtain a current copy of the SAI.
A fund may change or cancel its exchange policies at any time upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).
Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request,
YOUR ACCOUNT     27

neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds’ judgment, such delay would be in the funds’ best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies The funds’ boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the funds’ ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.
Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund’s portfolio and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease a fund’s investment performance. Maintenance of
28      YOUR ACCOUNT

higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
■	A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.
Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.
Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:

■	after every transaction (except a dividend reinvestment) that affects your account balance;

■	after any changes of name or address of the registered owner(s);

■	in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.
Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically pay income dividends quarterly. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.
Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.
Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
ADDITIONAL INVESTOR SERVICES
Fund securities The funds’ portfolio securities disclosure policy can be found in each fund’s SAI and on the funds’ Web site, www.jhfunds.com. The funds’ Web site also lists fund holdings. Portfolio holding information is posted on the funds’ Web site each month on a one-month lag and is available on the funds’ Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds’ Web site.
YOUR ACCOUNT      29

Fund details
BUSINESS STRUCTURE
Each fund’s board of trustees oversees each fund’s business activities and retains the services of the various firms that carry out the fund’s operations. The trustees of Balanced, Classic Value, Classic Value II, Large Cap Equity, Large Cap Select, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds’ respective investment goals without shareholder approval.
The trustees of Core Equity, Large Cap Equity, Large Cap Select, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund’s 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.
Classic Value II and Core Equity Funds rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the sub-adviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.
Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

Fund	% of net assets
Balanced	0.60%
Classic Value	0.83
Classic Value II	0.00	*
Core Equity	0.75
Large Cap Equity	0.625
Large Cap Select	0.62	*
Small Cap Intrinsic Value	0.32	*
Sovereign Investors	0.59
U.S. Global Leaders Growth	0.72	*

*	After expense reimbursement.
A discussion regarding the basis for the board of trustees approving each fund’s investment advisory agreement is available in each fund’s annual or semiannual report to shareholders, as follows:
Annual report dated December 31, 2006 Balanced Fund, Classic Value Fund, Classic Value Fund II, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Small Cap Intrinsic Value Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund
Subadvisers Independence Investments LLC (Independence), 53 State Street, Boston, MA 02109, subadvises Core Equity Fund and Small Cap Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of December 31, 2006.
Pzena Investment Management, LLC (PIM), 120 West 45th Street, New York, NY 10036, subadvises Classic Value Fund and Classic Value Fund II and was investment adviser to Classic Value’s predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), 101 Huntington Avenue, Boston, MA 02199, subadvises Balanced, Large Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.
Shay Assets Management, Inc. (SAM), 230 West Monroe Street, Chicago, IL 60606, subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.5 billion in assets as of December 31, 2006, and was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.
Sustainable Growth Advisers, LP (SGA), 3 Stamford Plaza, 301 Tresser Blvd., Suite 1310, Stamford, CT 06901, subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of December 31, 2006 were approximately $3.5 billion.

30     FUND DETAILS

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.
Antonio DeSpirito III
Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993
Barry H. Evans, CFA
President, chief fixed income officer and chief operating officer, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John Hancock Advisers, LLC (1986-2005)
Began business career in 1986
John C. Forelli, CFA
Senior vice president, Independence Investment LLC
Joined subadviser in 1990
Began business career in 1984
George P. Fraise
Principal, Sustainable Growth Advisers, LP (since 2003)
Executive vice president, Yeager, Wood & Marshall, Inc. (2000-2003)
Began business career in 1987
Jeffrey N. Given, CFA
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Second vice president and portfolio manager, John Hancock Advisers, LLC (1998-2005)
Began business career in 1993
John P. Goetz
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
Director of research, Pzena Investment Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979
Roger C. Hamilton
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president and portfolio manager, John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1980
Timothy E. Keefe, CFA
Executive vice president and chief equity officer, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president and chief equity officer, John Hancock Advisers, LLC (2004-2005)
Partner and portfolio manager, Thomas Weisel Partners (2000-2004)
Began business career in 1987
Jay C. Leu, CFA
Principal and senior vice president, Independence Investment LLC
Joined subadviser in 1997
Began business career in 1987
Timothy M. Malloy
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel Partners (2000-2004)
Began business career in 1993
Gordon M. Marchand, CFA, CIC
Principal, Sustainable Growth Advisers, LP (since 2003)
Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1977
John J. McCabe
Senior vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1965
Christopher P. O’Keefe
Vice President, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2001
Equity Portfolio Manager and Director of Research, Compu-Val Investments (1995-2001)
Began business career in 1987
Christopher J. Perry
Vice President, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Portfolio Manager and Senior Security Analyst, Turner Investment Partners (1998-2005)
Began business career in 1990
Richard S. Pzena
Founder, managing principal and chief executive officer (since 1995) and co-chief investment officer (since 2005) Pzena Investment Management, LLC
Began business career in 1980
Robert L. Rohn
Principal, Sustainable Growth Advisers, LP (since 2003)
Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003)
Began business career in 1983
John F. Snyder III
Executive vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock Advisers, LLC (1991-2005)
Began business career in 1971
Mark F. Trautman
Vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1986
FUND DETAILS     31

FINANCIAL HIGHLIGHTS
These tables detail the performance of each fund’s Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.
Balanced Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP and for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 02 [1,4]	12 - 31 - 03 [1]	12 -31 - 04 [1]	12 -31 - 05 [1]	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.93	$9.61	$11.15	$11.67	$12.61
Net investment income[2]	0.21	0.23	0.25	0.19	0.24
Net realized and unrealized gain (loss) on investments	(2.26)	1.56	0.55	1.43	1.54
Total from investment operations	(2.05)	1.79	0.80	1.62	1.78
Less distributions
From net investment income	(0.27)	(0.25)	(0.28)	(0.23)	(0.26)
From net realized gain	—	—	—	(0.45)	(0.73)
	(0.27)	(0.25)	(0.28)	(0.68)	(0.99)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.61	$13.40
Total return[3] (%)	(17.29)[5]	18.87	7.31	14.02	14.29
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$7	$7	$6	$7	$4
Ratio of expenses to average net assets (%)	1.15 [6]	0.89	0.83	0.84	0.80
Ratio of net investment income to average net assets (%)	2.59 [6]	2.22	2.25	1.63	1.81
Portfolio turnover (%)	86 [5]	60	56	88	60

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Class I shares began operations on 3-1-01.

[5]	Not annualized.

[6]	Annualized.
32     FUND DETAILS

Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 02 [1]		12 - 31 - 03	12 - 31 - 04	12 - 31 - 05	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.11		$15.08	$20.30	$23.05	$24.69
Net investment income[2]	0.03		0.27	0.27	0.26	0.34
Net realized and unrealized gain on investments	0.94		5.26	2.73	1.88	3.86
Total from investment operations	0.97		5.53	3.00	2.14	4.20
Less distributions
From net investment income	—		(0.19)	(0.18)	(0.20)	(0.31)
From net realized gain	—		(0.12)	(0.07)	(0.30)	(0.85)
	—		(0.31)	(0.25)	(0.50)	(1.16)
Net asset value, end of period	$15.08		$20.30	$23.05	$24.69	$27.73
Total return[3,4] (%)	6.87	[5]	36.81	14.77	9.28	17.01
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$6		$23	$206	$665	$1,567
Ratio of net expenses to average net assets (%)	0.77	[6]	0.76	0.86	0.89	0.89
Ratio of gross expenses to average net assets[7] (%)	5.49	[6]	1.12	1.01	0.98	0.94
Ratio of net investment income to average net assets (%)	1.62	[6]	1.54	1.25	1.09	1.30
Portfolio turnover (%)	47	[5]	25	16	27	20

[1]	Class I shares began operations on 11-11-02.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Not annualized.

[6]	Annualized.

[7]	Does not take into consideration expense reductions during the periods shown.
FUND DETAILS     33

Classic Value Fund II
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain on investments	1.41
Total from investment operations	1.45
Less distributions
From net investment income	(0.03)
From net realized gain	(0.03)
	(0.06)
Net asset value, end of period	$11.39
Total return[3] (%)	14.50	[4,7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$4
Ratio of net expenses to average net assets (%)	0.94	[5]
Ratio of gross expenses to average net assets (%)	1.88	[5,6]
Ratio of net investment income to average net assets (%)	0.74	[5]
Portfolio turnover (%)	12	[7]

[1]	Beginning of operations from 7-7-06 through 12-31-06.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Annualized.

[6]	Does not take into consideration expense reductions during the periods shown.

[7]	Not annualized.
34     FUND DETAILS

Core Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 02 [4]		12 - 31 - 03	12 - 31 - 04		12 - 31 - 05		12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$26.15		$20.63	$25.66		$28.07		$30.37
Net investment income[1]	0.06		0.12	0.26		0.16		0.22
Net realized and unrealized gain (loss) on investments	(5.58)		4.91	2.15		2.14		4.01
Total from investment operations	(5.52)		5.03	2.41		2.30		4.23
Net asset value, end of period	$20.63		$25.66	$28.07		$30.37		$34.60
Total return[2] (%)	(21.11)[5]		24.38	9.39		8.19		13.93
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$2		$2	—	[6]	—	[6]	—	[6]
Ratio of expenses to average net assets (%)	1.26	[7]	1.06	0.92		0.90		0.89
Ratio of net investment income to average net assets (%)	0.33	[7]	0.53	1.00		0.54		0.68
Portfolio turnover (%)	64	[3]	70	68		54		78

[1]	Based on the average of the shares outstanding.

[2]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[3]	Excludes merger activity.

[4]	Class I shares began operations on 3-1-02.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.
FUND DETAILS     35

Large Cap Equity Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP; and figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 02 [1]	12 - 31 - 03 [1]		12 - 31 - 04 [1]	12 - 31 - 05 [1]		12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.11	$11.91		$14.87	$15.46		$18.05
Net investment income[2]	0.07	0.08		0.15	0.06		0.11
Net realized and unrealized gain (loss) on investments	(7.25)	2.88		0.54	2.53		3.64
Total from investment operations	(7.18)	2.96		0.69	2.59		3.75
Less distributions
From net investment income	—	—		(0.10)	—		—
From net realized gain	(0.02)	—		—	—		—
	(0.02)	—		(0.10)	—		—
Net asset value, end of period	$11.91	$14.87		$15.46	$18.05		$21.80
Total return[3] (%)	(37.55)	24.85		4.68	16.75		20.78
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1	—	[4]	— [4]	—	[4]	$4
Ratio of net expenses to average net assets (%)	0.81	0.84		0.79	0.78		0.77
Ratio of net investment income to average net assets (%)	0.49	0.62		0.98	0.35		0.54
Portfolio turnover (%)	114	140		97	74		78

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Less than $500,000.
36     FUND DETAILS

Large Cap Select Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 03 [5]	12 - 31 - 04	12 - 31 - 05	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.29	$17.83	$18.46	$17.62
Net investment income[1]	0.04	0.15	0.12	0.16
Net realized and unrealized gain (loss) on investments	1.59	0.84	(0.48)	2.47
Total from investment operations	1.63	0.99	(0.36)	2.63
Less distributions
From net investment income	—	(0.15)	(0.11)	(0.16)
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)
	(0.09)	(0.36)	(0.48)	(1.02)
Net asset value, end of period	$17.83	$18.46	$17.62	$19.23
Total return[2,3] (%)	10.006	5.54	(1.98)	14.87
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$3	$3	$3	$3
Ratio of net expenses to average net assets (%)	0.957	0.95	0.95	0.95
Ratio of gross expenses to average net assets[4] (%)	1.847	1.05	1.06	1.08
Ratio of net investment income to average net assets (%)	0.617	0.83	0.67	0.85
Portfolio turnover (%)	226	13	23	12

[1]	Based on the average of the shares outstanding.

[2]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[3]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[4]	Does not take into consideration expense reductions during the periods shown.

[5]	Class I shares began operations on 8-25-03.

[6]	Not annualized.

[7]	Annualized.
FUND DETAILS     37

Small Cap Intrinsic Value Fund
Figures for the period ended 12-31-05 were audited by Deloitte & Touche LLP; figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 05 [1,2]		12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00		$10.89
Net investment income (loss)[3]	0.02		(0.03)[10]
Net realized and unrealized gain on investments	1.72		3.24
Total from investment operations	1.74		3.21
Less distributions
From net realized gain	(0.85)		(0.30)
Net asset value, end of period	$10.89		$13.80
Total return[4,6] (%)	17.58	[5]	29.55
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[9]	$1
Ratio of net expenses to average net assets (%)	1.15	[7]	1.20
Ratio of gross expenses to average net assets[8] (%)	4.59	[7]	1.78
Ratio of net investment income (loss) to average net assets (%)	0.22	[7]	(0.27)[10]
Portfolio turnover (%)	97	[5]	82

[1]	Audited by previous auditor.

[2]	Beginning of operations from 2-28-05 through 12-31-05.

[3]	Based on the average of the shares outstanding during the period.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Not annualized.

[6]	Total return would have been lower had certain expenses not been reduced during the period shown.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the period shown.

[9]	Less than $500,000.

[10]	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class I	0.03	0.23

38     FUND DETAILS

Sovereign Investors Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP; figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 03 [1,4]		12 - 31 - 04 [1]	12 - 31 - 05 [1]	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.09		$18.74	$19.54	$18.51
Net investment income[2]	0.01		0.26	0.27	0.28
Net realized and unrealized gain on investments	0.67		0.80	0.27	2.52
Total from investment operations	0.68		1.06	0.54	2.80
Less distributions
From net investment income	(0.03)		(0.26)	(0.27)	(0.31)
From net realized gain	—		—	(1.30)	(2.07)
	(0.03)		(0.26)	(1.57)	(2.38)
Net asset value, end of period	$18.74		$19.54	$18.51	$18.93
Total return[3] (%)	3.78	[5]	5.73	2.76	15.21
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$3		$3	$3	— [7]
Ratio of expenses to average net assets (%)	0.70	[6]	0.72	0.72	0.71
Ratio of net investment income to average net assets (%)	0.92	[6]	1.38	1.40	1.44
Portfolio turnover (%)	47	[5]	20	30	36

[1]	Audited by previous auditor.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Class I shares began operations on 12-1-03.

[5]	Not annualized.

[6]	Annualized.

[7]	Less than $500,000.
FUND DETAILS     39

U.S. Global Leaders Growth Fund
Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	6 -30 - 02 [1,10]		12 - 31 - 02 [1,2]		12 - 31 - 03	12 - 31 - 04	12 - 31 - 05		12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.81		$24.04		$21.60	$25.87	$28.00		$28.74
Net investment income[3]	0.01		0.02		0.10	0.25	0.08		0.12
Net realized and unrealized gain (loss) on investments	(1.78)		(2.46)		4.17	2.06	0.66		0.42
Total from investment operations	(1.77)		(2.44)		4.27	2.31	0.74		0.54
Less distributions
From net investment income	—		—		—	(0.18)	—		—
Net asset value, end of period	$24.04		$21.60		$25.87	$28.00	$28.74		$29.28
Total return[4] (%)	(6.86	)5,6	(10.15	)5,6	19.77	8.94	2.64	[5]	1.88	[5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$5		$6		$5	$8	$13		$18
Ratio of net expenses to average net assets (%)	0.91	[7]	1.11	[7]	0.90	0.90	0.85		0.84
Ratio of gross expenses to average net assets (%)	1.17	[7,8]	1.20	[7,8]	0.90	0.90	0.90	[8]	0.87	[8]
Ratio of net investment income to average net assets (%)	0.21	[7]	0.22	[7]	0.43	0.94	0.30		0.43
Portfolio turnover (%)	3	[6]	1	[6]	15	16	28	[9]	34

[1]	Audited by previous auditor.

[2]	Effective 12-31-02, the fiscal year changed from June 30 to December 31.

[3]	Based on the average of the shares outstanding.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[6]	Not annualized.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the periods shown.

[9]	Excludes merger activity.

[10]	Class I shares began operations on 5-20-02.
40     FUND DETAILS

Appendix
Historical Performance of Corresponding John Hancock Classic Value Fund
The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, the Classic Value Fund (Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)
This Appendix presents historical performance information for the Class I shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II’s risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.
Performance information — a bar chart and a table — is presented on the following pages for the shares of Classic Value that correspond to Classic Value II. The bar chart shows how Classic Value’s total return has varied from year to year, while the table shows performance of its Class I shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.
The Class I shares of Classic Value do not have front-end or deferred sales charges. The Class I shares of Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class I shares of Classic Value, are substantially the same for Classic Value II’s Class I shares.
An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.
APPENDIX     41

John Hancock Funds: Classic Value Fund
Corresponding to: Classic Value Fund II
Classic Value Fund
Class I, total returns
Best quarter: Q2 ’03, 20.72%
Worst quarter: Q1 ’03, –5.57%
After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
MORNINGSTAR RATING™
Overall rating for Classic Value Fund as of December 31, 2006.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class I) was rated 3 stars out of 1,111 large value funds for the 3-year period ended December 31, 2006.
For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.
The Class I shares of Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar RatingTM for the Class I shares of the corresponding Classic Value Fund.
Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530
PAST PERFORMANCE
The graph shows how Classic Value Fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund’s risks. Past performance before and after taxes does not indicate future results.

			Life of
	1 year	3 year	Class I
Average annual total returns for periods ending 12-31-06
Class I before tax (began 11-11-02)	17.01%	13.64%	20.27%
Class I after tax on distributions	15.97%	12.99%	19.62%
Class I after tax on distributions, with sale	11.66%	11.52%	17.55%

Standard & Poor’s 500 Index*	15.79%	10.44%	14.41%
Russell 1000 Value Index*	22.24%	15.09%	18.85%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.
42     APPENDIX

Appendix
Historical Performance of Corresponding MFC Global (U.S.) Small Cap Opportunity Composite
The following table presents the past performance of the MFC Global (U.S.) Small Cap Opportunity Composite performance information (the “Composite”), which consists of an account managed by MFC Global (U.S.), which serves as the subadviser to the John Hancock Small Cap Intrinsic Value Fund (the “Fund”). The Composite is comprised of all fee paying accounts under discretionary management by MFC Global (U.S.) that have investment objectives, policies and strategies substantially similar to those of the Fund. MFC Global (U.S.) has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of MFC Global (U.S.) in managing small cap portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund’s estimated expenses in the Composite would have lowered the Composite’s performance results.
The historical performance of the MFC Global (U.S.) Small Cap Opportunity composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund’s future results.
You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund’s risks. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund’s fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.
Total returns (gross of fees):
Best quarter: Q2 ’03, 17.88%
Worst quarter: Q3 ’02, –15.77%
Average annual total returns for periods ending 12-31-06

		Since
	1 year	inception*
SCO Composite — Gross of fees	28.76%	20.81%
SCO Composite — Net of fees	27.50%	19.67%

Russell 2000® Index	18.37%	12.50%

*	The Composite’s inception date was December 1, 2001.
Index (reflect no fees or taxes)
Russell 2000® Index, an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index, which represents 98% of the investable U.S. equity market.
APPENDIX     43

For more information
Two documents are available that offer further information on John Hancock equity funds:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s Statement of Additional Information includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc. P.O. Box 9510
Portsmouth, NH 03802-9510
By phone: 1-800-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713
In addition, you may visit the funds’ Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.
Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission Washington, DC 20549-0102 (duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
©2007 JOHN HANCOCK FUNDS, LLC      DECKEQPN 3/08
John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com
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John Hancock
Retirement Funds
CLASS R1 SHARES
Classic Value Fund
Classic Value Fund II
Large Cap Select Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund
Prospectus
10.1.2007
as revised 3.1.2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

FOR MORE INFORMATION	BACK COVER

Overview
John Hancock Retirement Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.
Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.
The management firm
All John Hancock retirement funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2007, managed approximately $35 billion in assets.
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:
Goal and strategy
The fund’s particular investment goals and the strategies it intends to use in pursuing those goals.
Past performance
The fund’s total return, measured year-by-year and over time.
Main risks
The major risk factors associated with the fund.
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Classic Value Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
▪	cheap on the basis of current price to estimated normal level of earnings

▪	current earnings below normal levels

▪	a sound plan to restore earnings to normal

▪	a sustainable business advantage
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.
Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class R1, total returns
2007 return as of 6-30-07: 6.00%
Best quarter: Q4 ’04, 9.64%
Worst quarter: Q2 ’06, –2.91%
After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
Class R1 calendar year total returns
Average annual total returns for periods ended 12-31-06

		Life of
	1 year	Class R1
Class R1 before tax (began 8-5-03)	16.15%	17.07%
Class R1 after tax on distributions	15.42%	16.62%
Class R1 after tax on distributions, with sales	11.11%	14.71%

Standard & Poor’s 500 Index*	15.79%	14.02%
Russell 1000 Value Index*	22.24%	18.37%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.

4

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.83%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.16%
Other expenses	0.19%
Total fund operating expenses	1.68%
Contractual expense reimbursement (at least until 4-30-08)	0.00%
Net annual operating expenses	1.68%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class R1	$171	$530	$913	$1,987
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996
John P. Goetz
Managed fund since it began in 1996
Antonio DeSpirito III
Joined fund team in 2006
Managers share investment strategy and decisions
See page 21 for the management biographies.
FUND CODES

Class R1	Ticker	JCVRX
	CUSIP	409902699
	Newspaper	—
	SEC number	811-1677
	JH fund number	638

5

Classic Value Fund II
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.
In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.
In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.
The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:
▪	cheap on the basis of current price to estimated normal level of earnings

▪	current earnings below normal levels

▪	a sound plan to restore earnings to normal

▪	a sustainable business advantage.
Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.
Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.
In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

6

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.80%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	1.03%
Total fund operating expenses	2.58%
Contractual expense reimbursement (at least until 4-30-08)	0.94%
Net annual operating expenses	1.64%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class R1	$167	$713	$1,286	$2,845
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since inception
John P. Goetz
Managed fund since inception
Antonio DeSpirito III
Managed fund since inception
Managers share investment strategy and decisions
See page 21 for the management biographies.
FUND CODES

Class R1	Ticker	JHIRX
	CUSIP	409902418
	Newspaper	—
	SEC number	811-1677
	JH fund number	635

7

Large Cap Select Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.
In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.
In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.
Under normal market circumstances, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).
In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class R1, total returns
2007 return as of 6-30-07:1.57%
Best quarter: Q4 ’04, 6.78%
Worst quarter: Q3 ’04, –4.48%
After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns for periods ended 12-31-06

		Life of
	1 year	Class R1
Class R1 before tax (began 11-3-03)	13.58%	6.21%
Class R1 after tax on distributions	12.70%	5.76%
Class R1 after tax on distributions, with sales	9.65%	5.26%

Standard & Poor’s 500 Index	15.79%	11.71%

8

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.
To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.75%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	0.72%
Total fund operating expenses	2.22%
Contractual expense reimbursement (at least until 4-30-08)	0.13%
Net fund operating expenses	2.09%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class R1	$212	$682	$1,178	$2,544
SUBADVISER
Shay Assets Management, Inc.
Responsible for day-to-day investment management
Founded in 1981
Supervised by the adviser
PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991
Mark F. Trautman
Managed fund since 1993
Managers share investment strategy and decisions
See page 21 for the management biographies.
FUND CODES

Class R1	Ticker	JHLRX
	CUSIP	409902673
	Newspaper	—
	SEC number	811-1677
	JH fund number	649

9

Sovereign Investors Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor’s 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.
At least 65% of the fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.
The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.
The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).
Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.
In abnormal market circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class R1, total returns
2007 return as of 6-30-07: 6.38%
Best quarter: Q4 ‘04, 6.80%
Worst quarter: Q3 ‘04, —2.33%
After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Average annual total returns for periods ended 12-31-06

		Life of
	1 year	Class R1
Class R1 before tax (began 8-5-03)	13.22%	9.63%
Class R1 after tax on distributions	11.39%	8.60%
Class R1 after tax on distributions, with sales	10.83%	8.14%

Standard & Poor’s 500 Index	15.79%	14.02%
10

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers’ securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	Certain derivatives could produce disproportionate losses.

▪	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

▪	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.59%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.71%
Other expenses	0.12%
Total fund operating expenses	1.92%
The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class R1	$195	$603	$1,037	$2,243
SUBADVISER
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser
PORTFOLIO MANAGERS
John F. Snyder III
Joined fund team in 1983
Barry H. Evans, CFA
Joined fund team in 1996
Christopher P. O’Keefe
Joined fund team in 2007
Christopher J. Perry
Joined fund team in 2007
Managers share investment strategy and decisions
See page 21 for the management biographies.
FUND CODES

Class R1	Ticker	SVIRX
	CUSIP	47803P849
	Newspaper	—
	SEC number	811-0560
	JH fund number	629
11

U.S. Global Leaders Growth Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of U.S. Global Leaders. Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.
The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:
▪	Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

▪	Supply consumable products or services so that their revenue streams are recurring.
The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.
As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).
The fund is non-diversified, which allows it to make larger investments in individual companies.
The fund may invest in other types of equity securities and foreign stocks.
In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.
PAST PERFORMANCE
The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
Class R1, total returns
2007 return as of 6-30-07:—0.35%
Best quarter: Q4 ‘04,7.53%
Worst quarter: Q2 ‘06,—7.30%
After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.
Average annual total returns for periods ended 12-31-06

		Life of
	1 year	Class R1
Class R1 before tax (began 8-5-03)	0.99%	6.63%
Class R1 after tax on distributions	0.99%	6.63%
Class R1 after tax on distributions, with sales	0.64%	5.70%

Standard & Poor’s 500 Index*	15.79%	14.02%
Russell 1000 Growth Index*	9.07%	10.45%

*	As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the fund is being measured against on both the consultant and institutional side.
12

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.
Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

▪	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

▪	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.
Annual operating expenses

Management fee	0.75%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.36%
Other expenses	0.12%
Total fund operating expenses	1.73%
Contractual expense reimbursement (at least until 4-30-08)	0.03%
Net annual operating expenses	1.70%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class R1	$173	$542	$936	$2,038
SUBADVISER
Sustainable Growth Advisers, LP
Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser
PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since it began in 1995
George P. Fraise
Joined fund team in 2000
Robert L. Rohn
Joined fund team in 2003
Managers share investment strategy and decisions

See page 21 for the management biographies.
FUND CODES

Class R1	Ticker	UGLRX
	CUSIP	409902681
	Newspaper	—
	SEC number	811-1677
	JH fund number	626
13

Your account
WHO CAN BUY CLASS R1 SHARES
Class R1 shares are available to certain types of investors, as noted below:
▪	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

▪	The plan’s recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

▪	Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.
CLASS R1 SHARES COST STRUCTURE
Class R1 shares are offered without any front-end or contingent deferred sales charges.
Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.
Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:
▪	directly, by the payment of sales commissions, if any; and

▪	indirectly, as a result of the fund paying Rule 12b-1 fees.
Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.
The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.
The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.
OPENING AN ACCOUNT
1	Read this prospectus carefully.

2	Determine if you are eligible, referring to WHO CAN BUY CLASS R1 SHARES.

3	Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the funds. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund’s transfer agent at 1-888-972-8696.
14     YOUR ACCOUNT

INFORMATION FOR PLAN PARTICIPANTS
Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.
The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.
TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.
Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.
In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Exchanges You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.
Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or their agents determine
YOUR ACCOUNT     15

that accepting the order could interfere with the efficient management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds’ judgment, such delay would be in the funds’ best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies The funds’ board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the funds’ ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.
Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
16     YOUR ACCOUNT

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
▪	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
▪	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under VALUATION OF SHARES entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.
Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.
Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:
▪	after every transaction (except a dividend reinvestment) that affects your account balance
▪	after any changes of name or address of the registered owner(s)
▪	in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.
The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.
Dividends Sovereign Investors Fund typically declares and pays income dividends quarterly. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.
Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.
Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
YOUR ACCOUNT      17

ADDITIONAL INVESTOR SERVICES
Fund securities The funds’ portfolio securities disclosure policy can be found in each fund’s SAI and on the funds’ Web site, www.jhfunds.com. The funds’ Web site also lists fund holdings. Portfolio holding information is posted on the funds’ Web site each month on a one-month lag and is available on the funds’ Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds’ Web site.
18     YOUR ACCOUNT

Fund details
BUSINESS STRUCTURE
The diagram below shows the basic business structure used by the funds. Each fund’s board of trustees oversees the fund’s business activities and retains the services of the various firms that carry out the fund’s operations.
The trustees of Classic Value, Classic Value II, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds’ respective investment goals without shareholder approval.
The trustees of Large Cap Select and U.S. Global Leaders Growth Funds have the power to change the focus of each fund’s 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.
FUND DETAILS   19

Management fees The management fees paid to the investment adviser by the John Hancock funds’ last fiscal year are as follows:

Fund	% of net assets
Classic Value	0.83%
Classic Value II	0.00	*
Large Cap Select	0.62	*
Sovereign Investors	0.59
U.S. Global Leaders Growth	0.72	*

*	After expense reimbursement.
A discussion, regarding the basis for the board of trustees approving each fund’s investment advisory agreement, is available in each fund’s annual or semiannual report to shareholders, as follows:
Annual report dated December 31, 2006 Classic Value Fund, Classic Value Fund II, Large Cap Select Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund
Subadvisers Pzena Investment Management, LLC (PIM) subadvises Classic Value Fund and Classic Value Fund II, and was investment adviser to Classic Value’s predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of June 30, 2007, had total assets under management of more than $30 billion.
Shay Assets Management, Inc. (SAM) subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.4 billion in assets as of June 30, 2007, and was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises Sovereign Investors Fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2007, had total assets under management of approximately $30 billion.
Sustainable Growth Advisers, LP (SGA) subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of June 30, 2007 were approximately $3.48 billion.
20   FUND DETAILS

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock retirement funds, including a brief summary of their business careers over the past five years. The SAI of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.
Antonio DeSpirito III
Principal and portfolio manager,
Pzena Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993
Barry H. Evans, CFA
President and chief fixed-income officer, MFC
Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income
officer and chief operating officer, John
Hancock Advisers, LLC (1986–2005)
Began business career in 1986
George P. Fraise
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Executive vice president, Yeager, Wood &
Marshall, Inc. (2000–2003)
Began business career in 1987
John P. Goetz
Managing principal (since 1997) and
co-chief investment officer (since 2005),
Pzena Investment Management, LLC
Director of research, Pzena Investment
Management, LLC (1996–2005)
Joined subadviser in 1996
Began business career in 1979
Gordon M. Marchand, CFA, CIC
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chief financial and operating officer,
Yeager, Wood & Marshall, Inc. (1984–2003)
Began business career in 1977
John J. McCabe
Senior vice president, Shay Assets
Management, Inc.
Joined subadviser in 1995
Began business career in 1965
Christopher P. O’Keefe
Vice President, MFC Global Investment
Management (U.S.), LLC
Joined subadviser in 2001
Equity Portfolio Manager and Director of
Research, Compu-Val Investments
(1995–2001)
Began business career in 1987
Christopher J. Perry
Vice President, MFC Global Investment
Management (U.S.), LLC
Joined subadviser in 2005
Portfolio Manager and Senior Security Analyst,
Turner Investment Partners (1998–2005)
Began business career in 1990
Richard S. Pzena
Founder, managing principal, chief executive
officer (since 1995) and co-chief investment
officer (since 2005), Pzena Investment
Management, LLC
Began business career in 1980
Robert L. Rohn
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chairman and chief executive officer,
W.P. Stewart, Inc. (1991–2003)
Began business career in 1983
John F. Snyder III
Executive vice president, MFC Global
Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock
Advisers, LLC (1991–2005)
Began business career in 1971
Mark F. Trautman
Vice president, Shay Assets
Management, Inc.
Joined subadviser in 1995
Began business career in 1986
FUND DETAILS  21

FINANCIAL HIGHLIGHTS
These tables detail the performance of each fund’s Class R1 shares, including total return information showing how much an investment in the fund has increased or decreased each year.
Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES PERIOD ENDED	12 - 31 - 03[1]		12 - 31 - 04		12 - 31 - 05	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.20		$20.27		$23.02	$24.63
Net investment income[2]	0.05		0.07		0.08	0.13
Net realized and unrealized gain on investments	3.24		2.75		1.86	3.85
Total from investment operations	3.29		2.82		1.94	3.98
Less distributions
From net investment income	(0.10)		—		(0.03)	(0.09)
From net realized gain	(0.12)		(0.07)		(0.30)	(0.85)
	(0.22)		(0.07)		(0.33)	(0.94)
Net asset value, end of period	$20.27		$23.02		$24.63	$27.67
Total return[3] (%)	19.21	[4,5]	13.91	[4]	8.44 [4]	16.15
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[6]	$2		$12	$29
Ratio of net expenses to average net assets (%)	1.5	[5,7]	1.72		1.65	1.68
Ratio of gross expenses to average net assets (%)	1.91	[7,8]	1.82	[8]	1.69 [8]	1.68
Ratio of net investment income to average net assets (%)	0.69	[7]	0.35		0.34	0.51
Portfolio turnover (%)	25	[5]	16		27	20

[1]	Class R1 shares began operations 8-5-03.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the periods shown.
22  FUND DETAILS

Classic Value Fund II
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES PERIOD ENDED	12 - 31 - 06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.40
Total from investment operations	1.42
Less distributions
From net realized gain	0.03
Net asset value, end of period	$11.39
Total return[3] (%)	14.16	[4,7]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1
Ratio of net expenses to average net assets (%)	1.46	[5]
Ratio of gross expenses to average net assets (%)	2.40	[5,6]
Ratio of net investment income to average net assets (%)	0.46	[5]
Portfolio turnover (%)	12	[7]

[1]	Beginning of operations from 7-7-06 through 12-31-06.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Annualized.

[6]	Does not take into consideration expense reductions during the periods shown.

[7]	Not annualized.
FUND DETAILS  23

Large Cap Select Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES PERIOD ENDED	12 - 31 - 03[1]	12 - 31 - 04	12 - 31 - 05	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.10	$17.79	$18.45	$17.54
Net investment income (loss)[2]	(0.02)	0.07	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.80	0.81	(0.48)	2.44
Total from investment operations	0.78	0.88	(0.54)	2.39
Less distributions
From net investment income	—	(0.01)	—	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)
	(0.09)	(0.22)	(0.37)	(0.86)
Net asset value, end of period	$17.79	$18.45	$17.54	$19.07
Total return[3,4] (%)	4.56 [5]	4.98	(2.96)	13.58
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	— [6]	— [6]	— [6]	— [6]
Ratio of net expenses to average net assets (%)	1.88 [7]	1.44	1.98	2.09
Ratio of gross expenses to average net assets[8] (%)	2.77[7]	1.54	2.09	2.22
Ratio of net investment income (loss) to average net assets (%)	(0.27)[7]	0.40	(0.36)	(0.28)
Portfolio turnover (%)	22[5]	13	23	12

[1] Class R1 shares began operations on 11-3-03.

[2] Based on the average of the shares outstanding.

[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5] Not annualized.

[6] Less than $500,000.

[7] Annualized.

[8] Does not take into consideration expense reductions during the periods shown.
24     FUND DETAILS

Sovereign Investors Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES PERIOD ENDED	12 - 31 - 03[1]		12 - 31 - 04	12 - 31 - 05	12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.63		$18.75	$19.54	$18.45
Net investment income[2]	0.02		0.19	0.07	0.06
Net realized and unrealized gain on investments	2.11		0.79	0.28	2.38
Total from investment operations	2.13		0.98	0.35	2.44
Less distributions
From net investment income	(0.01)		(0.19)	(0.14)	(0.07)
From net realized gain	—		—	(1.30)	(2.07)
	(0.01)		(0.19)	(1.44)	(2.14)
Net asset value, end of period	$18.75		$19.54	$18.45	$18.75
Total return[3] (%)	12.84	[4]	5.22	1.75	13.22
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	— [5]
Ratio of expenses to average net assets (%)	1.69[6]		1.13	1.74	1.92
Ratio of net investment income to average net assets (%)	0.27[6]		1.00	0.37	0.31
Portfolio turnover (%)	47[4]		20	30	36

[1] Class R1 shares began operations on 8-5-03.

[2] Based on the average of the shares outstanding.

[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4] Not annualized.

[5] Less than $500,000.

[6] Annualized.
FUND DETAILS     25

U.S. Global Leaders Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES PERIOD ENDED	12 - 31 - 03[1]		12 - 31 - 04	12 - 31 - 05		12 - 31 - 06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$23.02		$25.68	$27.77		$28.35
Net investment income (loss)[2]	(0.04)		0.16	(0.12)		(0.12)
Net realized and unrealized gain on investments	2.70		1.95	0.70		0.40
Total from investment operations	2.66		2.11	0.58		0.28
Less distributions
From net investment income	—		(0.02)	—		—
Net asset value, end of period	$25.68		$27.77	$28.35		$28.63
Total return[3] (%)	11.56	[4]	8.20	2.09	[5]	0.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	—	[6]	$2	$5		$6
Ratio of net expenses to average net assets (%)	1.75[7]		1.53	1.54		1.70
Ratio of gross expenses to average net assets (%)	1.75[7]		1.53	1.59	[8]	1.73 [8]
Ratio of net investment income (loss) to average net assets (%)	(0.42)[7]		0.60	(0.42)		(0.42)
Portfolio turnover (%)	15[4]		16	28[9]		34

[1]	Class R1 shares began operations on 8-5-03.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Not annualized.

[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the periods shown.

[9]	Excludes merger activity.
26     FUND DETAILS

Appendix
Historical Performance of Corresponding John Hancock Classic Value Fund
The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, Classic Value Fund (Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)
This Appendix presents historical performance information for the Class R1 shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II’s risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent and is not a substitute for, the performance of Classic Value II, and you should not assume that the Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.
Performance information — a bar chart and a table — is presented on the following page for the shares of Classic Value that correspond to Classic Value II. The bar chart shows how Classic Value’s total return has varied from year to year, while the table shows performance of its Class R1 shares over time (as compared with broad-based market indexes for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.
The Class R1 shares of Classic Value do not have front-end or deferred sales charges. The Class R1 shares of Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class R1 shares of Classic Value, including their Rule 12b-1 fees, are slightly lower than the Class R1 shares of Classic Value II.
An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.
APPENDIX       27

John Hancock Funds: Classic Value Fund
Corresponding to: Classic Value Fund II
Classic Value Fund
Class R1, total returns
Best quarter: Q4 ’04, 9.64%
Worst quarter: Q2 ‘06, –2.91%
After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.
Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.
Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530
PAST PERFORMANCE
The graph shows how Classic Value Fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund’s risks. Past performance before and after taxes does not indicate future results.

			Life of
	1 year	3 year	Class R1
Average annual total returns for periods ended 12-31-06
Class R1 before tax (began 8-5-03)	16.15%	12.79%	17.07%
Class R1 after tax on distributions	15.42%	12.42%	16.62%
Class R1 after tax on distributions, with sales	11.11%	10.95%	14.71%

Standard & Poor’s 500 Index*	15.79%	10.44%	14.02%
Russell 1000 Value Index*	22.24%	15.09%	18.37%

*	Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor’s 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor’s 500 Index.
28     APPENDIX

For more information
Two documents are available that offer further information on the John Hancock retirement funds:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By phone: 1-888-972-8696
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com
In addition, you may visit the funds’ Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.
Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
©2007 JOHN HANCOCK FUNDS, LLC      DECMFRPN 3/08
John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com

John Hancock
International Classic Value Fund
CLASS A, CLASS B AND CLASS C SHARES
Prospectus
5.1.2007
as revised 3.1.2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

International Classic Value Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is nondiversified and may invest more than 5% of assets in securities of individual companies.
In managing the fund, the subadviser follows a classic “deep value” strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep value” portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.
In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investmentgrade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

4

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.
The fund’s management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
▪	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
▪	In a down market, emerging-market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
•	Certain derivatives could produce disproportionate losses.
Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.
YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%

Annual operating expenses	Class A	Class B	Class C
Management fee	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	1.32%	1.32%	1.32%
Total fund operating expenses	2.67%	3.37%	3.37%
Contractual expense reimbursement (at least until 4-30-08)	1.15%	1.15%	1.15%
Net annual operating expenses	1.52%	2.22%	2.22%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class A	$647	$1,184	$1,747	$3,272
Class B with redemption	$725	$1,229	$1,856	$3,421
Class B without redemption	$225	$929	$1,656	$3,421
Class C with redemption	$325	$929	$1,656	$3,581
Class C without redemption	$225	$929	$1,656	$3,581

[1] A $4.00 fee will be charged for wire redemptions.

[2] Except for investments of $1 million or more; see “How sales charges are calculated.”
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
A. Rama Krishna, CFA
Managed fund since inception
John P. Goetz
Managed fund since inception
Michael D. Peterson
Managed fund since inception
Managers share investment strategy and decisions.
See page 19 for the management biographies.
FUND CODES

Class A	Ticker	JHFAX
	CUSIP	409902483
	Newspaper	—
	SEC number	811-1677
	JH fund number	19

Class B	Ticker	JHFBX
	CUSIP	409902475
	Newspaper	—
	SEC number	811-1677
	JH fund number	119

Class C	Ticker	JHFDX
	CUSIP	409902467
	Newspaper	—
	SEC number	811-1677
	JH fund number	519

Your account
CHOOSING A SHARE CLASS
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.
Class A
▪	A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

▪	Distribution and service (12b-1) fees of 0.30%.
Class B
▪	No front-end sales charge; all your money goes to work for you right away.

▪	Distribution and service (12b-1) fees of 1.00%.

▪	A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

▪	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
Class C
▪	No front-end sales charge; all your money goes to work for you right away.

▪	Distribution and service (12b-1) fees of 1.00%.

▪	A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

▪	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).
For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.
Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
▪	directly, by the payment of sales commissions, if any; and

▪	indirectly, as a result of the fund paying Rule 12b-1 fees.
Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.
The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.
Rollover program compensation The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.
6   Y O U R   A C C O U N T

HOW SALES CHARGES ARE CALCULATED
Class A Sales charges are as follows:
Class A sales charges

	As a % of	As a % of your
Your investment	offering price*	investment
Up to $49,999	5.00%	5.26%
$50,000 — $99,999	4.50%	4.71%
$100,000 — $249,999	3.50%	3.63%
$250,000 — $499,999	2.50%	2.56%
$500,000 — $999,999	2.00%	2.04%
$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all R share classes of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other open-end John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the fund’s transfer agent at 1-800-225-5291.
Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:
Class A deferred charges on $1 million + investments

CDSC on shares
Your investment	being sold
First $1M — $4,999,999	1.00%
Next $1 — $5M above that	0.50%
Next $1 or more above that	0.25%
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:
Class B deferred charges

CDSC on shares
Years after purchase	being sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	none
Class C deferred charges

Years after purchase	CDSC
1st year	1.00%
After 1st year	none
For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.
SALES CHARGE REDUCTIONS AND WAIVERS
Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
▪	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
▪	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment
Y O U R   A C C O U N T   7

of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.
▪	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.
To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:
▪	to make payments through certain systematic withdrawal plans

▪	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

▪	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

▪	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

▪	to make certain distributions from a retirement plan

▪	because of shareholder death or disability
To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.
To utilize this privilege you must: Contact your financial representative or Signature Services.
Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions:
▪	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

▪	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

▪	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

▪	individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

▪	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

▪	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back into the original account type from which it was converted

▪	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies) participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

▪	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

▪	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.
To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:
▪	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

▪	dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)
8  Y O U R   A C C O U N T

OPENING AN ACCOUNT
1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
▪	non-retirement account: $1,000

▪	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

▪	group investments: $250

▪	Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

▪	there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC
3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.
4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
5	Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.
Y O U R   A C C O U N T  9

Buying shares

	Opening an account	Adding to an account
By check

	▪ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”	▪ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”
▪ Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).
▪    Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

▪ Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange

	▪ Call your financial representative or Signature Services to request an exchange.	▪ Log on to www.jhfunds.com to process exchanges between funds.
▪ Call EASI-Line for automated service 24 hours a day.
▪ Call your financial representative or Signature Services to request an exchange.

By wire

	▪ Deliver your completed application to your financial representative, or mail it to Signature Services.	▪ Obtain wiring instructions by calling Signature Services. ▪ Instruct your bank to wire the amount of your investment.
	▪ Obtain your account number by calling your financial representative or Signature Services.	Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank
	▪ Obtain wiring instructions by calling Signature Services.	may charge a fee to wire funds.
Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet

	See “By exchange” and “By wire.”	▪ Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.
▪ Complete the “Bank Information” section on your account application.
▪ Log on to www.jhfunds.com to initiate purchases using your authorized bank account.
By phone

	See “By exchange” and “By wire.”	▪ Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.
▪ Complete the “Bank Information” section on your account application.
▪ Call EASI-Line for automated service 24 hours a day.
Address:		▪ Call your financial representative or call Signature Services between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
John Hancock Signature Services, Inc.
P.O. Box 9510 Portsmouth, NH 03802-9510 Phone Number: 1-800-225-5291 Or contact your financial representative for instructions and assistance.		To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

10  Y O U R   A C C O U N T

Selling shares

By letter	To sell some or all of your shares
▪ Accounts of any type. ▪ Sales of any amount.
▪   Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

▪ Include all signatures and any additional documents that may be required (see next page).
▪ Mail the materials to Signature Services.
▪ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet

	▪ Most accounts. ▪ Sales of up to $100,000.	▪ Log on to www.jhfunds.com to initiate redemptions from your funds.

By phone

	▪ Most accounts. ▪ Sales of up to $100,000.	▪ Call EASI-Line for automated service 24 hours a day. ▪ Call your financial representative or call Signature Services between 8:00 A.M . and 7:00 P .M., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)

▪ Requests by letter to sell any amount. ▪ Requests by Internet or phone to sell up to $100,000.
▪    To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

▪   Funds requested by wire will generally be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

▪ Funds requested by EFT are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
	▪ Accounts of any type. ▪ Sales of any amount.	▪ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.
▪ Log on to www.jhfunds.com to process exchanges between your funds.
▪ Call EASI-Line for automated service 24 hours a day.
▪ Call your financial representative or Signature Services to request an exchange.
To sell shares through a systematic withdrawal plan, see “Additional investor services.”
Y O U R   A C C O U N T     11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
▪   your address of record has changed within the past 30 days
▪	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock, LLC); or
▪	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
▪    Letter of instruction.

▪   On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

▪   Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.	▪ Letter of instruction.

▪    Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

▪    On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

▪    Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.
▪   Letter of instruction.

▪    On the letter, the signature(s) of the trustee(s).

▪   Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

▪   Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s). Executors of shareholder estates.
▪    Letter of instruction signed by surviving tenant.

▪   Copy of death certificate.

▪    Medallion signature guarantee if applicable (see above).

▪   Inheritance tax waiver (if applicable).

▪   Letter of instruction signed by executor.

▪   Copy of order appointing executor, certified within the past 12 months.

▪    Medallion signature guarantee if applicable (see above).

▪   Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	▪ Call 1-800-225-5291 for instructions.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-800-225-5291
Or contact your financial representative for instructions and assistance.
12    Y O U R   A C C O U N T

TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.
Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.
Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.
In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.
Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).
Excessive trading The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchases orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Y O U R   A C C O U N T     13

Exchange limitation policies The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.
Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
▪ A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares, entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
14    Y O U R   A C C O U N T

▪ A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.
Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.
Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:
▪ after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
▪ after any changes of name or address of the registered owner(s)
▪ in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.
Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.
Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.
Y O U R   A C C O U N T     15

ADDITIONAL INVESTOR SERVICES
Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
▪	Complete the appropriate parts of your account application.

▪	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.
Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account.
To establish:
▪	Make sure you have at least $5,000 worth of shares in your account.

▪	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

▪	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

▪	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

▪	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.
Retirement plans John Hancock funds offer a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.
Due to regulations enacted by the Internal Revenue Service, effective September 25, 2007, John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct John Hancock funds on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the Statement of Additional Information for more information regarding these restrictions.
Fund securities The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.
16    Y O U R   A C C O U N T

Fund details
BUSINESS STRUCTURE
The diagram below shows the basic business structure used by the John Hancock International Classic Value Fund. The fund’s board of trustees oversees the fund’s business activities and retains the services of the various firms that carry out the fund’s operations.
The trustees of the International Classic Value Fund have the power to change the fund’s investment goals without shareholder approval.
The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a sub-adviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $40 billion in assets as of December 31, 2006.
Management fee The fund paid to the investment adviser a management fee last fiscal year of 0.00% of the fund’s average daily net assets after expense reimbursement.
A discussion regarding the basis for the board of trustees approval of the Fund’s investment advisory agreement is available in the Fund’s annual report dated December 31, 2006.

Shareholders

Distribution and shareholder services

Financial services firms and their representatives

Advise current and prospective shareholders on their fund investments, often in the context of an overall financialplan.

Principal distributor

John Hancock Funds, LLC

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.

Handles shareholder services, including record-keeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Subadvisers

Provides portfolio management to the fund.

Investment adviser

Manages the fund's business and investment activities.

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Holds the fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund's NAV.

Trustees

Oversee the fund's activities.

F U N D   D E T A I L S  17

The subadviser Pzena Investment Management, LLC (PIM) subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.
18      F U N D   D E TA I L S

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock International Classic Value Fund, including a brief summary of their business career over the past five years. The SAI for the fund includes additional information about its portfolio managers, including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

John P. Goetz	A. Rama Krishna, CFA	Michael D. Peterson
Managing principal (since 1997) and co-chief	Managing principal and portfolio manager,	Principal and portfolio manager (since 1998),
investment officer (since 2005), Pzena	Pzena Investment Management, LLC	director of research (since 2005), Pzena
Investment Management, LLC	Joined subadviser in 2003	Investment Management, LLC
Director of Research, Pzena Investment	Chief investment officer and other positions,	Joined subadviser in 1998
Management, LLC (1996–2005)	Citigroup Asset Management (1998–2003)	Began business career in 1992
Joined subadviser in 1996	Began business career in 1987
Began business career in 1979
F U N D  D E T A I L S  19

FINANCIAL HIGHLIGHTS
This table details the performance of the fund’s share classes, including total return information showing how much an investment in the fund has increased or decreased each year.
International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES P E R I O D E N D E D	12 - 31 - 06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized gain on investments	1.08
Total from investment operations	1.13
Less distributions
From net investment income gain	(0.04)
From net realized gain	(0.06)
	(0.10)
Net asset value, end of period	$11.03
Total return[3,4] (%)	11.25	[5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$19
Ratio of net expenses to average net assets (%)	1.52	[6]
Ratio of gross expenses to average net assets[7] (%)	2.67	[6]
Ratio of net investment income to average net assets (%)	0.60	[6]
Portfolio turnover (%)	20	[5]

CLASS B SHARES P E R I O D E N D E D	12 - 31 - 06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	1.09
Total from investment operations	1.08
Less distributions
From net investment income	(0.03)
From net realized gain	(0.06)
(0.09)
Net asset value, end of period	$10.99
Total return[3,4] (%)	10.79 [5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$1
Ratio of net expenses to average net assets (%)	2.22 [6]
Ratio of gross expenses to average net assets[7] (%)	3.37 [6]
Ratio of net investment loss to average net assets (%)	(0.17)[6]
Portfolio turnover (%)	20 [5]
20     F U N D  D E T A I L S

International Classic Value Fund (continued)

CLASS C SHARES P E R I O D E N D E D	12 - 31 - 06 [1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	1.08
Total from investment operations	1.06
Less distributions
From net investment income	(0.03)
From net realized gain	(0.06)
(0.09)
Net asset value, end of period	$10.97
Total return[3,4] (%)	10.59 [5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$4
Ratio of net expenses to average net assets (%)	2.22 [6]
Ratio of gross expenses to average net assets[7] (%)	3.37 [6]
Ratio of net investment loss to average net assets (%)	(0.28)[6]
Portfolio turnover (%)	20 [5]

[1]	Beginning of operations from 2-28-06 through 12-31-06.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the period shown.

[5]	Not annualized.

[6]	Annualized.

[7]	Does not take into consideration expense reductions during the period shown.
F U N D   D E T A I L S  21

Appendix
Historical Performance of Corresponding Pzena International Value Composite
The following table presents the past performance of the Pzena International Value Composite (the “Composite”), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the “Fund”). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund’s estimated expenses in the Composite would have lowered the Composite’s performance results.
The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund’s future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund’s risks. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund’s fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.
Total returns (gross of fees):
Best quarter: Q4 ‘04, 14.07%
Worst quarter: Q2 ‘05, –1.71%
Average annual total returns for periods ending 12-31-06

		Since
	1 year	inception*
PIV Composite — Gross of fees	22.63%	21.04%
PIV Composite — Net of fees	21.29%	19.79%

MSCI EAFE® Index	26.34%	19.93%

*	The Composite’s inception date was January 1, 2004.
Index
MSCI EAFE® Index — an unmanaged index of freely traded stocks of foreign companies.
22     A P P E N D I X

For more information
Two documents are available that offer further information on John Hancock International Classic Value Fund:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713
In addition, you may visit the fund’s Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.
Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
©2008 JOHN HANCOCK FUNDS, LLC 190PN 3/08
John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com
Now available: electronic Delivery
www.jhfunds.com/edelivery

John Hancock
International Classic Value Fund
INSTITUTIONAL CLASS I
Prospectus
5.1.2007
as revised 3.1.2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

International Classic Value Fund
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.
In managing the fund, the subadviser follows a classic “deep value” strategy. It seeks to identify companies it believes are under valued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep value” portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.
In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.
The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investmentgrade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.
PAST PERFORMANCE
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.
4

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.
Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.
The fund’s management strategy has a sig- nificant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:
▪	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

▪	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

▪	In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

▪	Certain derivatives could produce disproportionate losses.
Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.
YOUR EXPENSES
Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses
Management fee	1.05%
Other expenses	1.27%
Total fund operating expenses	2.32%
Contractual expense reimbursement (at least until 4-30-08)	1.15%
Net annual operating expenses	1.17%
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10
Class I	$119	$614	$1,136	$2,567
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser
PORTFOLIO MANAGERS
A. Rama Krishna, CFA
Managed fund since inception
John P. Goetz
Managed fund since inception
Michael D. Peterson
Managed fund since inception
Managers share investment strategy and decisions.
See page 15 for the management biographies.

FUND CODES
Class I	Ticker	JHFDX
	CUSIP	409902459
	Newspaper	—
	SEC number	811-1677
	JH fund number	419

Your account
WHO CAN BUY SHARES
Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See
OPENING AN ACCOUNT:
▪	Retirement and other benefit plans

▪	Endowment funds and foundations

▪	Any state, county or city, or its instrumentality, department, authority or agency

▪	Accounts registered to insurance companies, trust companies and bank trust departments

▪	Investment companies both affiliated and not affiliated with the adviser

▪	Investors who participate in fee-based, wrap and other investment platform programs

▪	Any entity that is considered a corporation for tax purposes

▪	Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds
OPENING AN ACCOUNT
1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to WHO CAN BUY SHARES.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table entitled “Buying Shares.”
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.
For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
▪	directly, by the payment of sales commissions, if any; and

▪	indirectly, as a result of the fund paying Rule 12b-1 fees.
Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.
6 Y O U R   A C C O U N T

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, providing transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.
Y O U R   A C C O U N T 7

Buying shares

	Opening an account		Adding to an account
By check

	▪	Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”	▪	Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

	▪	Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).	▪	If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

			▪	Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange

	▪	Call your financial representative or Signature Services to request an exchange.	▪	Call your financial representative or Signature Services to request an exchange.

	▪	You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.	▪	You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire

	▪	Deliver your completed application to your financial representative, or mail it to Signature Services.	▪	Obtain wiring instructions by calling Signature Services.

	▪	Obtain your account number by calling your financial representative or Signature Services.	▪	Instruct your bank to wire the amount of your investment.

	▪	Obtain wiring instructions by calling Signature Services.	Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.
	▪	Instruct your bank to wire the amount of your investment.

Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone

	See “By exchange” and “By wire.”		▪	Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

			▪	Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” section on your account application.

			▪	Call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days to verify that these features are in place on your account.

			▪	Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-888-972-8696
Or contact your financial representative for instructions and assistance.
8 Y O U R   A C C O U N T

Selling shares

To sell some or all of your shares

By letter

	▪	Sales of any amount.	▪	Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

			▪	Include all signatures and any additional documents that may be required (see next page).

			▪	Mail the materials to Signature Services.

			▪	A check or wire will be sent according to your letter of instruction.

			▪	Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone

	Amounts up to $100,000:		▪	Redemption proceeds of up to $100,000 may be sent by
	▪	Most accounts.		wire or check. A check will be mailed to the exact name(s) and address on the account.

			▪	To place your request with a representative at John Hancock Funds, call Signature Services between between 8:30 A.M. and 5:00 P.M ., Eastern Time, on most business days, or your financial representative.

Amounts up to $5 million:

	▪	Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).	▪ ▪	Redemption proceeds exceeding $100,000 must be wired to your designated bank account. Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)

	▪	Requests by letter to sell any amount.	▪	To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

	▪	Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).

			▪	Amounts of $5 million or more will be wired on the next business day.

			▪	Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange

	▪	Sales of any amount.	▪	Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

			▪	You may only exchange Class I shares or Money Market Class A shares.

			▪	Call your financial representative or Signature Services to request an exchange.
Y O U R   A C C O U N T  9

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
▪	your address of record has changed within the past 30 days.

▪	you are selling more than $100,000 worth of shares and are requesting payment by check.

▪	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).
▪	you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).	▪	Letter of instruction.
	▪	On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

	▪	Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.	▪	Letter of instruction.

	▪	Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

	▪	On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

	▪	Medallion signature guarantee if applicable (see above).

Owners or trustees of retirement plan, pension trust and trust accounts.	▪	Letter of instruction.

	▪	On the letter, the signature(s) of the trustee(s).

	▪	Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

	▪	Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	▪	Letter of instruction signed by surviving tenant.

	▪	Copy of death certificate.

	▪	Medallion signature guarantee if applicable (see above).

	▪	Inheritance tax waiver (if applicable).

Executors of shareholder estates.	▪	Letter of instruction signed by executor.

	▪	Copy of order appointing executor, certified within the past 12 months.

	▪	Medallion signature guarantee if applicable (see above).

	▪	Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	▪	Call 1-888-972-8696 for instructions.
Address:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
Phone Number: 1-888-972-8696
Or contact your financial representative for
instructions and assistance.
10 Y O U R   A C C O U N T

TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.
Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.
Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.
In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.
Under certain circumstances, an investor who purchases Class I shares in a fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.
Please see the back cover of this prospectus for how to obtain a current copy of the SAI.
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).
Excessive trading The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the
Y O U R   A C C O U N T 11

redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies The fund’s board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.
Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying share-holder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and
12 Y O U R   A C C O U N T

decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
▪ A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

▪ A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information John Hancock Funds is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.
Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.
Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:
▪	after every transaction (except a dividend reinvestment) that affects your account balance

▪	after any changes of name or address of the registered owner(s)

▪	in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.
Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.
Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.
Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
ADDITIONAL INVESTOR SERVICES
Fund securities The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.
Y O U R   A C C O U N T 13

Fund Details
BUSINESS STRUCTURE
The fund’s board of trustees oversees the fund’s business activities and retains the services of the various firms that carry out the fund’s operations. The trustees of International Classic Value Fund have the power to change the fund’s respective investment goals without shareholder approval.
The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.
The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $40 billion in assets as of December 31, 2006.
Management fee The fund paid to the investment adviser a management fee last fiscal year of 0.00% of the fund’s average daily net assets after expense reimbursement.
A discussion regarding the basis for the board of trustees approval of the Fund’s investment advisory agreement is available in the Fund’s annual report dated December 31, 2006.
The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change the subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
The subadviser Pzena Investment Management, LLC (PIM), 120 West 45th Street, New York, NY 10036, subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.
14 F U N D   D E T A I L

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock International Classic Value Fund, including a brief summary of their business careers over the past five years. The SAI for the fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

John P. Goetz	A. Rama Krishna, CFA	Michael D. Peterson

Managing principal (since 1997) and co-chief	Managing principal and portfolio manager,	Principal (since 2000), director of research
investment officer (since 2005), Pzena	Pzena Investment Management, LLC	(since 2004) and portfolio manager (since
Investment Management, LLC	Joined subadviser in 2003	2001), Pzena Investment Management, LLC
Director of Research, Pzena Investment	Chief investment officer and other positions,	Joined subadviser in 1998
Management, LLC (1996–2005)	Citigroup Asset Management (1998–2003)	Began business career in 1992
Joined subadviser in 1996	Began business career in 1987
Began business career in 1979
F U N D   D E T A I L S 15

FINANCIAL HIGHLIGHTS
This table details the performance of the fund’s Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.
International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED	12 - 31 - 06[1]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income[2]	0.06
Net realized and unrealized gain on investments	1.09
Total from investment operations	1.15
Less distributions
From net investment income	(0.04)
From net realized gain	(0.06)
(0.10)
Net asset value, end of period	$11.05
Total return[3,4] (%)	11.48 [5]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$2
Ratio of net expenses to average net assets (%)	1.17
Ratio of gross expenses to average net assets[8] (%)	2.32
Ratio of net investment income to average net assets (%)	0.70
Portfolio turnover (%)	20 [5]

[1]	Beginning of operations from 2-28-06 through 12-31-06.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total return would have been lower had certain expenses not been reduced during the period shown.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Does not take into consideration expense reductions during the period shown.
16     F U N D   D E T A I L S

Appendix
Historical Performance of Corresponding Pzena International Value Composite
The following table presents the past performance of the Pzena International Value Composite (the “Composite”), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the “Fund”). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund’s estimated expenses in the Composite would have lowered the Composite’s performance results.
The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not nec- essarily indicative of the Fund’s future results. You should not assume that the Fund will have the same future performance as the Composite.
Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund’s risks. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund’s fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.
Average annual total returns for periods ending 12-31-06

		Since
	1 year	inception*
PIV Composite — Gross of fees	22.63%	21.04%
PIV Composite — Net of fees	21.29%	19.79%

MSCI EAFE® Index	26.34%	19.93%

*	The Composite’s inception date was January 1, 2004.
Index
MSCI EAFE® Index — an unmanaged index of freely traded stocks of foreign companies.
A P P E N D I X      17

For more information
Two documents are available that offer further information on John Hancock International Classic Value Fund:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

©2008 JOHN HANCOCK FUNDS, LLC 19IPN 3/08
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713
In addition, you may visit the fund’s Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.
Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com
Now available: electronic delivery
www.jhfunds.com/edelivery